UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 64.6%
Argentina — 2.3%
Republic of Argentina (B-/NR)
	$1,650,000	7.000%		03/28/11	$1,631,758
	230,000	7.000		09/12/13	196,497
EUR	3,060,240	7.820		12/31/33	2,179,839
	800,000	2.260	(a)	12/31/38	290,549
	$2,580,000	2.500	(a)	12/31/38	896,550
Republic of Argentina (NR/NR)(b)
EUR	41,040,000	2.840		12/15/35	3,663,560
	$13,050,000	3.169		12/15/35	1,024,425

					9,883,178

Brazil — 5.6%
Federal Republic of Brazil (BBB-/Baa3)
	150,000	6.000		01/17/17	165,000
	4,026,667	8.000		01/15/18	4,687,040
	6,450,000	5.875		01/15/19	7,095,000
	1,000,000	8.875		10/14/19	1,310,000
	1,700,000	8.250		01/20/34	2,244,000
Federal Republic of Brazil (NR/Baa3)
	8,317,000	4.875		01/22/21	8,333,634

					23,834,674

Colombia — 1.9%
Republic of Colombia (BBB-/Ba1)
	2,100,000	7.375		03/18/19	2,457,000
	2,820,000	7.375		09/18/37	3,306,450
	2,460,000	6.125		01/18/41	2,490,750

					8,254,200

Costa Rica — 1.2%
Republic of Costa Rica (BB+/Ba1)
	390,000	6.548		03/20/14	430,950
	3,437,000	9.995		08/01/20	4,622,765

					5,053,715

Dominican Republic — 2.0%
Dominican Republic (B/B1)
	1,858,066	9.040		01/23/18	2,062,453
	5,240,000	7.500	(c)	05/06/21	5,384,100
	100,000	7.500		05/06/21	102,750
	960,000	8.625		04/20/27	1,032,000

					8,581,303

Egypt(c) — 0.3%
Republic of Egypt (BB+/Ba1)
	1,160,000	6.875		04/30/40	1,132,450

El Salvador — 0.6%
Republic of El Salvador (BB/Ba1)
	2,462,000	8.250		04/10/32	2,708,200

Gabon — 0.4%
Republic of Gabon (BB-/NR)
	970,000	8.200		12/12/17	1,028,200
	640,000	8.200	(c)	12/12/17	678,400

					1,706,600

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligation — (continued)
Georgia — 0.2%
Republic of Georgia (B+/NR)
	$740,000	7.500%		04/15/13	$762,200

Ghana — 0.4%
Republic of Ghana (B+/NR)
	1,680,000	8.500		10/04/17	1,759,800

Indonesia — 8.5%
Republic of Indonesia (BB/Ba2)
	4,650,000	6.750		03/10/14	5,144,295
	820,000	7.500		01/15/16	949,150
	1,300,000	6.875		01/17/18	1,464,190
	880,000	11.625		03/04/19	1,267,200
	2,420,000	5.875		03/13/20	2,547,050
	13,129,000	5.875	(c)	03/13/20	13,818,272
	2,830,000	8.500		10/12/35	3,572,875
	2,798,000	7.750	(c)	01/17/38	3,301,640
	3,444,000	7.750		01/17/38	4,063,920

					36,128,592

Iraq — 1.0%
Republic of Iraq (NR/NR)
	5,040,000	5.800		01/15/28	4,145,400

Ivory Coast(a) — 0.5%
Republic of Ivory Coast (NR/NR)
	1,000,000	2.450	(c)	12/31/32	547,500
	3,171,000	2.450		12/31/32	1,736,123

					2,283,623

Lebanon — 1.7%
Republic of Lebanon (B/NR)
	4,100,000	8.250		04/12/21	4,622,750
Republic of Lebanon MTN (B/NR)
	2,632,500	4.000		12/31/17	2,517,328

					7,140,078

Lithuania(c) — 0.4%
Republic of Lithuania (BBB/Baa1)
	1,600,000	7.375		02/11/20	1,664,000

Malaysia — 0.9%
Malaysia (A-/A3)
	3,500,000	7.500		07/15/11	3,710,491

Mexico — 5.2%
Mexican Bonos (A/Baa1)
MXN	103,380,000	10.000		12/05/24	10,010,387
United Mexican States (BBB/Baa1)
	$2,724,000	5.950		03/19/19	3,026,364
	3,440,000	5.125	(d)	01/15/20	3,603,400
	1,092,000	6.750		09/27/34	1,261,260
	4,190,000	6.050		01/11/40	4,420,450

					22,321,861

Pakistan — 0.4%
Islamic Republic of Pakistan (B-/B3)
	1,070,000	6.875	(c)	06/01/17	963,000
	960,000	6.875		06/01/17	864,000

					1,827,000

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Panama — 0.9%
Republic of Panama (BBB-/Baa3)
	$3,304,000	7.250%		03/15/15	$3,832,640

Peru — 2.8%
Republic of Peru (BBB-/Baa3)
	676,000	7.125		03/30/19	802,750
	2,992,000	7.350		07/21/25	3,585,912
	5,435,000	8.750		11/21/33	7,378,012
	111,000	6.550		03/14/37	122,655

					11,889,329

Philippines — 5.9%
Republic of Philippines (BB-/Ba3)
	189,000	9.875		01/15/19	250,898
	689,000	8.375		06/17/19	854,360
	4,713,000	6.500		01/20/20	5,184,300
	1,000,000	9.500	(e)	10/21/24	1,337,500
	5,117,000	10.625		03/16/25	7,381,272
	2,343,000	9.500		02/02/30	3,168,907
	1,962,000	7.750		01/14/31	2,273,468
	1,208,000	6.375		10/23/34	1,211,020
Republic of Philippines (NR/Ba3)
	3,085,000	7.500		09/25/24	3,609,450

					25,271,175

Qatar — 1.0%
State of Qatar (AA/Aa2)
	350,000	5.250	(c)	01/20/20	364,875
	3,500,000	6.400		01/20/40	3,718,750

					4,083,625

Romania — 0.2%
Republic of Romania (BB+/Baa3)
EUR	889,000	6.500		06/18/18	1,075,373

Russia — 5.0%
Russian Federation (BBB/Baa1)
	$800,000	3.625	(c)	04/29/15	774,000
	2,000,000	5.000	(c)	04/29/20	1,930,000
	16,693,400	7.500	(a)	03/31/30	18,759,208

					21,463,208

Serbia(a) — 0.6%
Republic of Serbia (BB-/NR)
	2,890,333	6.750		11/01/24	2,781,946

South Africa — 2.3%
Republic of South Africa (BBB+/A3)
	880,000	6.500		06/02/14	984,500
	2,317,000	6.875		05/27/19	2,650,069
	5,182,000	5.500		03/09/20	5,356,892
	670,000	5.875		05/30/22	705,175

					9,696,636

Sri Lanka — 0.7%
Republic of Sri Lanka (B/NR)
	190,000	8.250		10/24/12	203,063
	1,074,000	7.400		01/22/15	1,106,220

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Sri Lanka — (continued)
Republic of Sri Lanka (B/NR) — (continued)
	$1,490,000	7.400	%(c)	01/22/15	$1,534,700

					2,843,983

Turkey — 4.5%
Republic of Turkey (BB/Ba2)
	4,535,000	5.625		03/30/21	4,472,644
	600,000	8.000		02/14/34	702,000
	830,000	6.875		03/17/36	858,012
	8,450,000	7.250		03/05/38	9,020,375
	4,317,000	6.750		05/30/40	4,333,189

					19,386,220

Ukraine — 1.9%
Ukraine Government (B/B2)
EUR	3,620,000	4.950		10/13/15	3,828,667
	$4,780,000	6.580		11/21/16	4,439,425

					8,268,092

United Arab Emirates — 0.5%
Dubai DOF Sukuk Ltd. (NR/NR)
	2,050,000	6.396		11/03/14	1,947,500

Uruguay — 2.2%
Republic of Uruguay (BB/Ba3)
	1,726,375	8.000		11/18/22	2,080,282
	2,050,000	7.875	(f)	01/15/33	2,429,250
	4,306,000	7.625		03/21/36	5,016,490

					9,526,022

Venezuela — 2.6%
Republic of Venezuela (BB-/B2)
	930,000	5.750		02/26/16	585,900
	1,060,000	13.625		08/15/18	927,500
	840,000	7.000		12/01/18	510,300
	8,250,000	7.750		10/13/19	4,950,000
	4,944,000	6.000		12/09/20	2,607,960
	660,000	8.250		10/13/24	379,500
	1,800,000	7.650		04/21/25	990,000

					10,951,160

TOTAL SOVEREIGN DEBT OBLIGATIONS					$275,914,274

Corporate Obligations — 19.6%
Brazil — 0.8%
CCL Finance Ltd. (BB-/NR)
	$808,000	9.500%		08/15/14	$917,080
Companhia Energetica de Sao Paulo (NR/Ba2)
BRL	3,618,590	9.750		01/15/15	2,091,196
Independencia International Ltd. (NR/NR)(c)
	$1,028,340	12.000		12/30/16	385,628

					3,393,904

Chile — 0.7%
Corporacion Nacional del Cobre (A/A1)
	2,865,000	6.150		10/24/36	3,137,261

China(c) — 0.5%
MCE Finance Ltd. (B+/B1)
	1,950,000	10.250		05/15/18	2,037,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Colombia — 0.7%
EEB International Ltd. (BB/NR)(c)
$690,000	8.750%		10/31/14	$761,485
TGI International Ltd. (BB/NR)
760,000	9.500	(c)	10/03/17	844,108
1,440,000	9.500		10/03/17	1,598,400

				3,203,993

Indonesia(c) — 0.5%
Adaro Indonesia PT (NR/Ba1)
2,200,000	7.625		10/22/19	2,219,250

Ireland — 1.3%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)
1,698,000	8.375		04/30/13	1,791,390
500,000	9.125	(c)	04/30/18	538,750
3,025,000	9.125		04/30/18	3,259,438

				5,589,578

Kazakhstan — 4.6%
Kazatomprom (NR/Baa3)(c)
700,000	6.250		05/20/15	710,500
KazMunaiGaz Finance Sub BV (BB+/Baa2)
500,000	8.375		07/02/13	536,250
10,000	8.375	(c)	07/02/13	10,725
2,100,000	11.750	(c)	01/23/15	2,556,750
6,750,000	11.750		01/23/15	8,218,125
7,740,000	7.000	(c)	05/05/20	7,759,350

				19,791,700

Luxembourg — 1.4%
Gaz Capital SA for Gazprom (BBB/Baa1)(e)
3,010,000	9.250		04/23/12	3,457,737
Gazprom International SA for Gazprom (BBB+/NR)
2,623,902	7.201		02/01/20	2,702,619

				6,160,356

Malaysia — 0.9%
Petronas Capital Ltd. (A-/A1)
1,630,000	5.250		08/12/19	1,713,427
2,000,000	5.250	(c)	08/12/19	2,102,364

				3,815,791

Mexico — 3.2%
Cemex Finance LLC (B/NR)
3,000,000	9.500		12/14/16	2,894,625
990,000	9.500		12/14/16	955,226
Controladora Mabe SA CV (BBB-/NR)
300,000	7.875		10/28/19	315,000
620,000	7.875	(c)	10/28/19	650,760
Pemex Project Funding Master Trust (BBB/Baa1)
5,546,000	5.750		03/01/18	5,795,570
Petroleos Mexicanos (BBB/Baa1)
2,472,000	8.000		05/03/19	2,947,860

				13,559,041

Qatar — 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa2)
4,680,000	5.298		09/30/20	4,855,500

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Qatar — (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa2)
	$560,000	5.832	%(c)	09/30/16	$598,000

					5,453,500

South Africa — 0.8%
Peermont Proprietary Global Ltd. (B/B3)
EUR	3,370,000	7.750		04/30/14	3,492,550

Ukraine — 0.6%
Biz Finance PLC for Ukreximbank (NR/B1)
	$700,000	8.375		04/27/15	682,500
NAK Naftogaz Ukraine (NR/NR)
	1,680,000	9.500		09/30/14	1,743,000

					2,425,500

United Arab Emirates — 0.7%
Dolphin Energy Ltd. (NR/A1)
	1,227,904	5.888		06/15/19	1,270,881
	1,630,810	5.888	(c)	06/15/19	1,687,888

					2,958,769

Venezuela — 1.6%
Petroleos de Venezuela SA (B+/NR)
	1,509,300	5.250		04/12/17	799,929
Petroleos de Venezuela SA (NR/NR)
	8,700,000	4.900		10/28/14	4,915,500
	1,949,000	5.000		10/28/15	1,023,225

					6,738,654

TOTAL CORPORATE OBLIGATIONS					$83,977,597

Structured Notes — 1.6%
Republic of Indonesia (NR/Ba2)
IDR	18,400,000,000	10.500	%(g)	08/19/30	$2,171,870
	39,054,000,000	10.500	(h)	08/19/30	4,531,384

TOTAL STRUCTURED NOTES					$6,703,254

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT					$366,595,125

Short-term Investment(i) — 10.9%
Repurchase Agreement — 10.9%
Joint Repurchase Agreement Account II
	$46,800,000	0.053%		07/01/10	$46,800,000
Maturity Value: $46,800,069

TOTAL INVESTMENTS — 96.7%					$413,395,125

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%					14,016,985

NET ASSETS — 100.0%					$427,412,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $57,850,870, which represents approximately 13.5% of net assets as of June 30, 2010.

(d) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Pay-in-kind securities.

(g) The underlying security is issued by Deutsche Bank AG.

(h) The underlying security is issued by JPMorgan Chase.

(i) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are obtained from by Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”) and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit

Investment Abbreviations:
KWCDC	— South Korean Won Certificate of Deposit
MTN	— Medium Term Note
NR	— Not Rated

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Barclays Bank PLC	IDR	Purchase	07/12/10	$4,632,498	$88,248
Credit Suisse International (London)	BRL	Sale	07/12/10	3,397,340	21,576
JPMorgan Securities, Inc.	MXN	Sale	09/15/10	4,287,785	54,553
	MYR	Purchase	07/12/10	3,160,829	85,500
Morgan Stanley & Co.	INR	Purchase	07/12/10	2,042,527	527
Royal Bank of Canada	MXN	Sale	09/15/10	9,906,998	176,169
Westpac Banking Corp.	CNY	Purchase	09/17/10	8,191,470	62,470

TOTAL					$489,043

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Citibank N.A.	BRL	Purchase	07/12/10	$883,471	$(4,229)
	KRW	Purchase	07/12/10	3,076,780	(226,098)
Credit Suisse International (London)	EUR	Sale	07/15/10	11,939,723	(247,297)
Deutsche Bank AG (London)	IDR	Sale	07/12/10	3,048,846	(14,386)
	INR	Purchase	07/12/10	4,114,688	(76,714)
	MYR	Sale	07/12/10	3,160,829	(36,325)
JPMorgan Securities, Inc.	IDR	Sale	07/12/10	8,322,695	(199,773)
Morgan Stanley & Co.	KRW	Sale	07/12/10	3,076,781	(52,119)
Royal Bank of Canada	MXN	Purchase	09/15/10	8,200,435	(53,047)
UBS AG (London)	EUR	Sale	09/15/10	11,049,430	(252,035)

TOTAL					$(1,162,023)

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

5 Year U.S. Treasury Notes	275	September 2010	$32,546,680	$355,159

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Credit Suisse International (London)	CLP	3,650,000	11/17/14	5.000%	6 month Chilean Interbank Camara Rate Average	$65,094
Deutsche Bank Securities, Inc.	KRW	2,601,578	07/06/11	3.620	3 month KWCDC	15,080
		4,346,604	07/07/11	3.626	3 month KWCDC	25,900
	CLP	2,000,000	02/02/15	5.160	6 month Chilean Interbank Camara Rate Average	101,061
JPMorgan Securities, Inc.		1,000,000	12/15/14	5.260	6 month Chilean Interbank Camara Rate Average	29,076

TOTAL						$236,211

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain (loss) of the swap contract(s) is equal to their market value.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	received		Spread at		Payments
	Referenced	Amount	(paid) by	Termination	June 30, 2010		made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Market Value	by the Fund	Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.	Republic of Kazakhstan	$8,700	1.000%	06/20/15	222	$(483,880)	$(259,095)	$(224,785)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount		Reference	Termination	Financing	Unrealized
Counterparty	(000s)		Security	Date	Fee#	Gain (Loss)*

Deutsche Bank Securities, Inc.	COP	283,000	Titulos de Tesoreria 11.000%, 07/24/20	07/01/10	Colombia Minimum Repo Rate +0.750%	$2,898
		1,902,000	Titulos de Tesoreria 11.000%, 07/24/20	07/10/10	Colombia Minimum Repo Rate +0.750%	16,359
		2,560,000	Titulos de Tesoreria 11.000%, 07/24/20	07/25/10	Colombia Minimum Repo Rate +0.750%	24,763

						$44,020

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain (loss) of the swap contract(s) is equal to their market value.

# The Fund receives semi-annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$407,408,723

Gross unrealized gain	13,891,916
Gross unrealized loss	(7,905,514)

Net unrealized security gain	$5,986,402

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — 94.6%
Aerospace — 0.7%
BE Aerospace, Inc. (BB/Ba3)
	$3,625,000	8.500%		07/01/18	$3,824,375
Esterline Technologies Corp. (B+/B1)
	4,270,000	7.750		06/15/13	4,323,375
Moog, Inc. (B+/Ba3)
	210,000	6.250		01/15/15	204,225
Sequa Corp. (CCC/Caa2)(a)
	9,000,000	11.750		12/01/15	8,910,000
	5,491,683	13.500	(b)	12/01/15	5,381,849
Spirit AeroSystems, Inc. (BB/B2)
	3,000,000	7.500		10/01/17	2,940,000
TransDigm, Inc. (B-/B3)
	13,500,000	7.750		07/15/14	13,500,000
Vought Aircraft Industries, Inc. (NR/B3)
	2,750,000	8.000		07/15/11	2,750,000

					41,833,824

Agriculture — 0.8%
JBS USA LLC/JBS USA Finance, Inc. (B+/B1)
	9,250,000	11.625		05/01/14	10,360,000
Smithfield Foods, Inc. (B+/Ba3)(a)
	3,000,000	10.000		07/15/14	3,292,500
Smithfield Foods, Inc. (B-/Caa1)
	2,000,000	7.000		08/01/11	2,030,000
	12,500,000	7.750		05/15/13	12,343,750
	13,500,000	7.750		07/01/17	12,960,000
Tereos Europe (BB/B1)
EUR	4,000,000	6.375		04/15/14	4,744,657

					45,730,907

Automotive — 2.2%
FCE Bank PLC (B/Ba3)
	10,000,000	7.125		01/16/12	12,403,931
	4,000,000	7.125		01/15/13	4,934,821
Ford Motor Credit Co. LLC (B-/Ba3)
	$4,375,000	9.750		09/15/10	4,440,625
	3,125,000	8.625		11/01/10	3,191,406
	6,250,000	7.375		02/01/11	6,406,250
	11,500,000	9.875		08/10/11	12,103,750
	32,125,000	7.250		10/25/11	33,088,750
	7,000,000	7.000		10/01/13	7,157,500
	19,750,000	7.000		04/15/15	19,552,500
	8,000,000	12.000		05/15/15	9,280,000
Motors Liquidation Co. (NR/WR)(c)
	7,125,000	7.125		07/15/13	2,119,687
	2,000,000	7.700		04/15/16	570,000
	1,000,000	8.800	(d)	03/01/21	290,000
EUR	2,000,000	8.375		07/05/33	776,510
	$14,500,000	8.375		07/15/33	4,603,750

					120,919,480

Automotive Parts — 2.2%
Accuride Corp. (NR/NR)(b)
	1,527,270	7.500		02/26/20	4,005,266
Allison Transmission, Inc. (CCC+/Caa2)(a)
	4,500,000	11.000		11/01/15	4,691,250
	16,500,000	11.250	(b)	11/01/15	17,366,250
American Axle & Manufacturing Holdings, Inc. (B/B1)(a)
	12,000,000	9.250		01/15/17	12,330,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Automotive Parts — (continued)
American Axle & Manufacturing, Inc. (CCC/Caa2)
	$3,375,000	5.250%		02/11/14	$2,835,000
ArvinMeritor, Inc. (CCC/Caa1)
	10,750,000	10.625		03/15/18	11,395,000
Lear Corp. (BB-/B1)
	1,000,000	7.875		03/15/18	1,002,500
	1,375,000	8.125		03/15/20	1,378,438
Navistar International Corp. (BB-/B1)
	9,000,000	8.250		11/01/21	9,135,000
Tenneco, Inc. (B/B2)
	2,000,000	8.125		11/15/15	2,015,000
Tenneco, Inc. (CCC+/Caa1)
	3,000,000	8.625		11/15/14	3,022,500
The Goodyear Tire & Rubber Co. (B+/B1)
	3,000,000	8.625		12/01/11	3,120,000
	1,950,000	9.000		07/01/15	1,998,750
	8,625,000	10.500		05/15/16	9,336,562
	10,125,000	8.750		08/15/20	10,352,812
TRW Automotive, Inc. (B+/B3)
EUR	7,000,000	6.375		03/15/14	8,131,950
	$7,000,000	7.000	(a)	03/15/14	6,930,000
	3,750,000	8.875	(a)	12/01/17	3,862,500
UCI Holdco, Inc. (CCC/Caa3)(b)(e)
	5,837,650	8.537		12/15/13	5,662,521
United Components, Inc. (B-/Caa2)
	5,601,000	9.375		06/15/13	5,629,005

					124,200,304

Building Materials — 2.0%
AMH Holdings, Inc. (CCC/Caa2)(f)
	13,500,000	11.250		03/01/14	13,837,500
Atrium Cos., Inc. (NR/WR)(a)(c)
	7,801,452	15.000		12/15/12	117,022
Calcipar SA (B+/B1)(e)
EUR	7,521,000	1.835		07/01/14	6,897,789
CPG International, Inc. (B-/Caa1)
	$5,500,000	10.500		07/01/13	5,472,500
Grohe Holding GMBH (B-/B3)(e)
EUR	13,000,000	3.519		01/15/14	13,870,172
Grohe Holding GMBH (CCC/Caa1)
	24,500,000	8.625		10/01/14	27,712,831
Heating Finance PLC (B/B2)
GBP	2,000,000	7.875		03/31/14	2,974,157
HeidelbergCement AG (BB-/B1)
EUR	3,500,000	8.000		01/31/17	4,258,574
	4,250,000	7.500		04/03/20	4,956,745
Legrand France SA (BBB/Baa2)
	$800,000	8.500		02/15/25	962,846
Nortek, Inc. (NR/NR)
	4,017,777	11.000		12/01/13	4,188,532
Owens Corning, Inc. (BBB-/Ba1)
	3,750,000	7.000		12/01/36	3,743,161
PLY Gem Industries, Inc. (B-/Caa1)
	10,500,000	11.750		06/15/13	10,946,250
Texas Industries, Inc. (B/B3)
	6,875,000	7.250		07/15/13	6,668,750
USG Corp. (B+/Caa2)
	3,000,000	6.300		11/15/16	2,580,000
USG Corp. (BB/B2)(a)
	3,250,000	9.750		08/01/14	3,331,250

					112,518,079

Capital Goods — 2.0%
Altra Holdings, Inc. (B+/B1)(a)
	5,000,000	8.125		12/01/16	4,956,250

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Capital Goods — (continued)
Amsted Industries, Inc. (BB-/B1)(a)
	$6,000,000	8.125%		03/15/18	$6,000,000
Baldor Electric Co. (B/B3)
	14,500,000	8.625		02/15/17	15,007,500
Briggs & Stratton Corp. (BB-/Ba3)
	2,500,000	8.875		03/15/11	2,587,500
Mueller Water Products, Inc. (B-/B3)
	8,870,000	7.375		06/01/17	7,761,250
Nexans SA (BB+/NR)
EUR	5,000,000	5.750		05/02/17	5,686,251
RBS Global, Inc. (CCC+/Caa2)
	$17,500,000	11.750		08/01/16	18,243,750
RBS Global, Inc./Rexnord LLC (B-/Caa1)(a)
	26,000,000	8.500		05/01/18	25,090,000
SPX Corp. (BB/Ba2)
	1,000,000	7.625		12/15/14	1,027,500
Standard Steel LLC/Standard Steel Finance Corp. (B/Caa1)(a)
	5,000,000	12.000		05/01/15	5,125,000
Terex Corp. (B/Caa1)
	7,875,000	8.000		11/15/17	7,264,688
Terex Corp. (BB-/B2)
	12,375,000	10.875		06/01/16	13,303,125
VAC Finanzierung GMBH (B-/Caa2)
EUR	4,000,000	9.250		04/15/16	2,690,269

					114,743,083

Chemicals — 3.3%
CF Industries, Inc. (BB+/B1)
	$3,250,000	6.875		05/01/18	3,298,750
	875,000	7.125		05/01/20	899,063
Cognis GMBH (B/B2)(e)
EUR	20,250,000	2.719		09/15/13	24,391,266
Cognis GMBH (CCC+/Caa2)
	19,000,000	9.500		05/15/14	24,279,303
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	$10,750,000	8.875		02/01/18	9,701,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/Caa1)
	6,750,000	9.750		11/15/14	6,345,000
Huntsman International LLC (CCC+/B3)
EUR	2,500,000	6.875		11/15/13	2,904,268
	$6,000,000	7.875		11/15/14	5,760,000
	4,000,000	8.625	(a)	03/15/20	3,680,000
Invista (B/Ba3)(a)
	770,000	9.250		05/01/12	777,700
KRATON Polymers LLC (B-/B3)
	8,225,000	8.125		01/15/14	8,194,156
LBI Escrow Corp. (BB/Ba3)(a)
	1,000,000	8.000		11/01/17	1,030,000
Lyondell Chemical Co. (B/B3)
	5,000,000	11.000		05/01/18	5,350,000
MacDermid, Inc. (CCC/Caa2)(a)
	9,250,000	9.500		04/15/17	9,250,000
Momentive Performance Materials, Inc. (CCC-/B3)
	5,541,000	12.500		06/15/14	6,039,690
Momentive Performance Materials, Inc. (CCC-/Caa2)
EUR	3,750,000	9.000		12/01/14	4,241,760
	$5,041,000	9.750		12/01/14	4,738,540
	678,628	10.125	(b)	12/01/14	634,517
Momentive Performance Materials, Inc. (CCC-/Caa3)
	2,310,000	11.500		12/01/16	2,038,575
Nalco Co. (B/B2)
	7,500,000	8.875		11/15/13	7,687,500
EUR	11,500,000	9.000		11/15/13	14,203,399

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Chemicals — (continued)
Rhodia S.A. (BB-/B1)(e)
EUR	6,750,000	3.394%		10/15/13	$7,717,710
Rockwood Specialties Group, Inc. (B-/B3)
	21,810,000	7.625		11/15/14	26,270,296
SPCM SA (BB-/B3)
	3,250,000	8.250		06/15/13	4,113,758
	2,375,000	8.250	(a)	06/15/17	2,875,225
The Mosaic Co. (BBB-/Baa2)(a)
	$500,000	7.375		12/01/14	525,000

					186,947,351

Conglomerates — 1.1%
Blount, Inc. (B/B2)
	6,750,000	8.875		08/01/12	6,750,000
Bombardier, Inc. (BB+/Ba2)
	9,500,000	6.750	(a)	05/01/12	9,785,000
	4,500,000	6.300	(a)	05/01/14	4,623,750
	1,320,000	8.000	(a)	11/15/14	1,376,100
EUR	2,000,000	7.250	(a)	11/15/16	2,549,642
	3,500,000	7.250		11/15/16	4,461,873
Park-Ohio Industries, Inc. (CCC+/Caa1)
	$5,000,000	8.375		11/15/14	4,625,000
Polypore, Inc. (B-/B3)
	4,000,000	8.750		05/15/12	4,010,120
EUR	12,500,000	8.750		05/15/12	14,979,908
TriMas Corp. (B-/Caa1)(a)
	$9,000,000	9.750		12/15/17	9,090,000

					62,251,393

Construction Machinery — 0.5%
Case New Holland, Inc. (BB+/Ba3)
	1,500,000	7.750		09/01/13	1,537,500
	3,750,000	7.125		03/01/14	3,890,625
	8,875,000	7.875	(a)	12/01/17	9,008,125
CNH America LLC (BB+/Ba3)
	953,000	7.250		01/15/16	955,382
Dresser-Rand Group, Inc. (BB-/B1)
	10,106,000	7.375		11/01/14	10,156,530
The Manitowoc Co., Inc. (BB-/Caa1)
	5,000,000	9.500		02/15/18	4,987,500

					30,535,662

Consumer Products - Household & Leisure — 2.4%
Affinion Group, Inc. (B-/B3)
	6,250,000	10.125		10/15/13	6,390,625
Affinion Group, Inc. (B-/Caa1)
	5,250,000	11.500		10/15/15	5,499,375
Ames True Temper (B-/B3)(e)
	2,000,000	4.303		01/15/12	1,890,000
Central Garden & Pet Co. (B/B2)
	5,500,000	8.250		03/01/18	5,451,875
Easton-Bell Sports, Inc. (CCC+/B3)(a)
	2,000,000	9.750		12/01/16	2,060,000
Elizabeth Arden, Inc. (B/B1)
	3,645,000	7.750		01/15/14	3,608,550
FGI Holding Co., Inc. (B-/B3)(a)(b)
	4,375,000	11.250		10/01/15	4,287,500
Freedom Group, Inc. (B/Ba3)(a)
	7,250,000	10.250		08/01/15	7,494,688
Harry & David Holdings, Inc. (CCC-/Ca)
	2,000,000	9.000		03/01/13	1,315,000
Jarden Corp. (B/B3)
	15,250,000	7.500		05/01/17	14,983,125

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Consumer Products - Household & Leisure — (continued)
Jarden Corp. (B/B3) — (continued)
	$1,875,000	7.500%		01/15/20	$1,828,125
Jarden Corp. (BB-/B1)
	4,125,000	8.000		05/01/16	4,248,750
Sealy Mattress Co. (BB-/Ba3)(a)
	1,350,000	10.875		04/15/16	1,498,500
Sealy Mattress Co. (CCC+/Caa1)
	13,650,000	8.250		06/15/14	13,684,125
Simmons Co. (NR/WR)(c)(f)
	4,500,000	10.000		12/15/14	84,375
Solo Cup Co. (CCC+/Caa2)
	6,375,000	8.500		02/15/14	5,721,563
Spectrum Brands Holdings, Inc. (B/B2)(a)
	12,250,000	9.500		06/15/18	12,709,375
Spectrum Brands Holdings, Inc. (CCC+/Caa1)(b)
	4,797,461	12.000		08/28/19	5,229,232
Visant Corp. (BB-/B1)
	8,125,000	7.625		10/01/12	8,125,000
Visant Holding Corp. (B/B3)
	16,750,000	8.750		12/01/13	16,917,500
	9,850,000	10.250	(f)	12/01/13	10,059,312

					133,086,595

Consumer Products - Industrial(a) — 0.0%
JohnsonDiversey, Inc. (B-/B3)
	2,500,000	8.250		11/15/19	2,568,750

Consumer Products - Non Durable — 1.1%
Belvedere SA (NR/WR)(c)
EUR	4,500,000	0.000		05/15/13	880,452
Constellation Brands, Inc. (BB/Ba3)
	$3,875,000	8.375		12/15/14	4,146,250
	6,000,000	7.250		09/01/16	6,060,000
	12,000,000	7.250		05/15/17	12,210,000
Sally Holdings LLC (B/Caa1)
	16,000,000	10.500		11/15/16	16,960,000
Sally Holdings LLC (BB-/B3)
	14,250,000	9.250		11/15/14	14,748,750
Yankee Acquisition Corp. (B-/B3)
	7,500,000	8.500		02/15/15	7,537,500
Yankee Acquisition Corp. (CCC+/Caa1)
	875,000	9.750		02/15/17	881,562

					63,424,514

Defense — 0.6%
Alliant Techsystems, Inc. (BB-/B1)
	6,250,000	6.750		04/01/16	6,140,625
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000		02/01/12	1,995,000
DynCorp International, Inc. (B/B1)(a)
	1,250,000	10.375		07/01/17	1,253,125
L-3 Communications Corp. (BB+/Ba1)
	9,000,000	5.875		01/15/15	8,910,000
	14,625,000	6.375		10/15/15	14,625,000

					32,923,750

Emerging Markets(a) — 1.2%
Cemex Finance LLC (B/NR)
	15,000,000	9.500		12/14/16	14,473,125
Digicel Group Ltd. (NR/Caa1)
	23,250,000	8.875		01/15/15	22,755,937
	7,071,000	9.125	(b)	01/15/15	6,938,419
	4,750,000	10.500		04/15/18	4,934,063
Digicel Ltd. (NR/B1)
	3,875,000	12.000		04/01/14	4,335,156

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Emerging Markets(a) — (continued)
Orascom Telecom Finance SCA (CCC/Caa1)
	$14,000,000	7.875%	02/08/14	$12,670,000

				66,106,700

Energy - Coal — 0.7%
Arch Western Finance LLC (BB-/B1)
	5,420,000	6.750	07/01/13	5,433,550
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (BB-/B1)(a)
	2,125,000	8.250	12/15/17	2,103,750
Foundation PA Coal Co. LLC (BB/Ba3)
	1,500,000	7.250	08/01/14	1,526,250
Massey Energy Co. (BB-/B2)
	5,000,000	6.875	12/15/13	4,887,500
Massey Energy Co. (BB-/NR)
	3,000,000	3.250	08/01/15	2,516,997
Peabody Energy Corp. (BB+/Ba1)
	4,250,000	6.875	03/15/13	4,281,875
	1,000,000	5.875	04/15/16	980,000
	16,500,000	7.375	11/01/16	17,160,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. (B/B2)
	2,375,000	8.250	04/15/18	2,333,437

				41,223,359

Energy - Exploration & Production — 5.2%
Antero Resources Finance Corp. (B/Caa1)(a)
	1,875,000	9.375	12/01/17	1,865,625
Chesapeake Energy Corp. (BB/Ba3)
	10,500,000	9.500	02/15/15	11,602,500
	10,750,000	6.375	06/15/15	11,109,050
	10,000,000	6.625	01/15/16	10,125,000
EUR	4,500,000	6.250	01/15/17	5,172,654
	$12,875,000	6.500	08/15/17	12,746,250
	6,250,000	7.250	12/15/18	6,453,125
Cimarex Energy Co. (BB/Ba3)
	6,000,000	7.125	05/01/17	6,030,000
Comstock Resources, Inc. (B/B2)
	11,250,000	8.375	10/15/17	11,165,625
CONSOL Energy, Inc. (BB/B1)(a)
	7,750,000	8.000	04/01/17	8,040,625
	6,875,000	8.250	04/01/20	7,192,969
Continental Resources, Inc. (BB/B1)(a)
	2,125,000	7.375	10/01/20	2,103,750
Denbury Resources, Inc. (BB/B1)
	1,375,000	9.750	03/01/16	1,481,563
Encore Acquisition Co. (NR/B1)
	5,250,000	9.500	05/01/16	5,538,750
EXCO Resources, Inc. (B/B3)
	3,000,000	7.250	01/15/11	3,000,000
Forest Oil Corp. (B+/B1)
	10,125,000	8.500	02/15/14	10,530,000
KCS Energy, Inc. (B/B3)
	2,375,000	7.125	04/01/12	2,363,125
Newfield Exploration Co. (BB+/Ba3)
	5,125,000	6.625	09/01/14	5,163,438
	12,750,000	6.625	04/15/16	12,686,250
	7,625,000	7.125	05/15/18	7,567,812
	6,500,000	6.875	02/01/20	6,305,000
NFR Energy LLC/NFR Energy Finance Corp. (B/Caa1)(a)
	14,750,000	9.750	02/15/17	14,307,500
OPTI Canada, Inc. (B/Caa3)
	7,500,000	7.875	12/15/14	6,562,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Energy - Exploration & Production — (continued)
Pioneer Drilling Co. (B/B3)(a)
	$5,250,000	9.875%	03/15/18	$5,131,875
Pioneer Natural Resources Co. (BB+/Ba1)
	2,750,000	5.875	07/15/16	2,724,358
	4,000,000	6.650	03/15/17	4,050,731
Pioneer Natural Resources Co. (BB+/NR)(d)
	20,533,000	2.875	01/15/38	23,741,487
Plains Exploration & Production Co. (BB-/B1)
	8,250,000	7.750	06/15/15	8,146,875
	2,250,000	10.000	03/01/16	2,401,875
	9,000,000	7.000	03/15/17	8,640,000
	5,000,000	7.625	06/01/18	4,900,000
	2,000,000	8.625	10/15/19	2,010,000
	7,250,000	7.625	04/01/20	6,960,000
Quicksilver Resources, Inc. (B+/B2)
	2,750,000	8.250	08/01/15	2,708,750
	9,500,000	11.750	01/01/16	10,473,750
Quicksilver Resources, Inc. (B-/B3)
	7,375,000	7.125	04/01/16	6,766,562
Range Resources Corp. (BB/Ba3)
	4,250,000	6.375	03/15/15	4,196,875
	8,625,000	8.000	05/15/19	9,023,906
SandRidge Energy, Inc. (B+/B3)(a)
	6,625,000	9.875	05/15/16	6,691,250
	2,500,000	8.000	06/01/18	2,312,500
	875,000	8.750	01/15/20	822,500
Stone Energy Corp. (BB-/Caa1)
	4,250,000	8.625	02/01/17	3,846,250
Whiting Petroleum Corp. (BB/B1)
	4,000,000	7.250	05/01/13	4,020,000
	4,000,000	7.000	02/01/14	4,080,000

				292,762,655

Energy - Refining — 0.1%
Petroplus Finance Ltd. (B/B2)(a)
	4,500,000	7.000	05/01/17	3,667,500
Tesoro Corp. (BB+/Ba1)
	2,250,000	9.750	06/01/19	2,334,375

				6,001,875

Energy - Services — 0.6%
Aquilex Holdings LLC/Aquilex Finance Corp. (B-/B3)(a)
	1,625,000	11.125	12/15/16	1,620,937
Compagnie Generale de Geophysique-Veritas (BB-/Ba3)
	3,250,000	7.500	05/15/15	3,103,750
	2,500,000	9.500	05/15/16	2,579,234
Expro Finance Luxembourg SCA (B+/B1)(a)
	15,625,000	8.500	12/15/16	14,926,399
Helix Energy Solutions Group, Inc. (B/B3)(a)
	4,500,000	9.500	01/15/16	4,128,750
Key Energy Services, Inc. (BB-/B1)
	6,875,000	8.375	12/01/14	6,806,250

				33,165,320

Entertainment & Leisure — 1.5%
GWR Operating Partnership LLP (BB-/B3)(a)
	8,000,000	10.875	04/01/17	7,960,000
HRP Myrtle Beach Operations LLC (NR/WR)(a)(c)
	1,750,000	0.000	04/01/12	175
MU Finance PLC (NR/NR)(a)
	8,500,000	8.375	02/01/17	8,117,500
GBP	19,625,000	8.750	02/01/17	27,577,081

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Entertainment & Leisure — (continued)
Regal Cinemas Corp. (B-/B2)
	$1,500,000	8.625%		07/15/19	$1,503,750
Universal City Development Partners Ltd. (CCC+/B3)(a)
	11,000,000	8.875		11/15/15	11,082,500
	4,750,000	10.875		11/15/16	4,928,125
WMG Acquisition Corp. (B/B1)
	7,750,000	7.375		04/15/14	7,391,563
WMG Acquisition Corp. (BB/Ba2)
	8,250,000	9.500		06/15/16	8,775,937
WMG Holdings Corp. (B/B1)(f)
	5,000,000	9.500		12/15/14	4,975,000

					82,311,631

Environmental — 0.2%
Waste Services (NR/NR)
	8,000,000	9.500		04/15/14	8,210,000
WCA Waste Corp. (B-/B3)
	2,500,000	9.250		06/15/14	2,496,875

					10,706,875

Finance — 7.3%
Ally Financial, Inc. (B/B3)
	20,000,000	7.250		03/02/11	20,300,000
	2,652,000	5.375		06/06/11	2,645,370
	41,750,000	6.875		09/15/11	42,476,250
	7,500,000	6.625		05/15/12	7,462,500
	8,000,000	6.875		08/28/12	7,920,000
	7,000,000	6.750		12/01/14	6,807,500
	10,000,000	8.300	(a)	02/12/15	10,125,000
	9,000,000	8.000		11/01/31	8,370,000
American General Finance Corp. (B/B2)
	2,000,000	5.200		12/15/11	1,892,500
	13,625,000	4.875		07/15/12	12,262,500
	10,000,000	5.375		10/01/12	9,000,000
CIT Group, Inc. (B+/B3)
	5,970,706	7.000		05/01/13	5,731,878
	14,662,603	7.000		05/01/14	13,819,503
	36,300,103	7.000		05/01/15	33,577,595
	25,405,214	7.000		05/01/16	23,182,258
	27,391,189	7.000		05/01/17	24,789,026
CNG Holdings, Inc. (B/B3)(a)
	2,123,000	12.250		02/15/15	2,123,000
ETrade Financial Corp. (CCC+/B3)
	5,750,000	7.375		09/15/13	5,060,000
GE Capital Trust II (A+/Aa3)(e)
EUR	16,750,000	5.500		09/15/67	17,014,415
GE Capital Trust IV (A+/Aa3)(e)
	10,125,000	4.625		09/15/66	9,533,518
GMAC Canada Ltd. (B/B3)
GBP	500,000	6.625		12/17/10	744,730
EUR	4,000,000	6.000		05/23/12	4,842,485
International Lease Finance Corp. (BB+/B1)
	$3,125,000	5.250		01/10/13	2,859,375
	24,686,000	6.375		03/25/13	23,204,840
	4,445,000	5.875		05/01/13	4,056,062
	17,410,000	5.625		09/20/13	15,756,050
	13,635,000	6.625		11/15/13	12,544,200
	4,000,000	8.625	(a)	09/15/15	3,800,000
	10,500,000	8.750	(a)	03/15/17	9,975,000
Lloyds Banking Group PLC (C/B3)(a)(e)
	21,000,000	5.920		10/01/49	10,916,803
	13,000,000	6.413		10/01/49	6,635,938
	10,900,000	6.267	(c)	11/14/49	5,614,892

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Finance — (continued)
National Money Mart Co. (B+/B2)(a)
	$13,500,000	10.375%		12/15/16	$13,702,500
NCO Group, Inc. (CCC+/Caa2)
	7,250,000	11.875		11/15/14	6,887,500
SLM Corp. (BBB-/Ba1)
	1,000,000	0.476	(e)	07/26/10	998,996
	250,000	4.500		07/26/10	250,521
EUR	1,625,000	0.919	(e)	12/15/10	1,927,517
GBP	3,000,000	5.375		12/15/10	4,437,479
Wells Fargo Capital XIII (A-/Ba1)(e)
	$16,125,000	7.700		03/26/49	15,963,750

					409,211,451

Finance Insurance(a) — 0.2%
HUB International Holdings, Inc. (CCC+/B3)
	9,250,000	9.000		12/15/14	8,764,375

Food — 1.8%
Dean Foods Co. (B/B2)
	14,375,000	7.000		06/01/16	13,440,625
Del Monte Corp. (BB/Ba3)
	1,500,000	6.750		02/15/15	1,526,250
	6,750,000	7.500	(a)	10/15/19	6,918,750
Dole Food Co., Inc. (B+/B2)
	9,521,000	13.875		03/15/14	11,234,780
Foodcorp Ltd. (B-/B2)
EUR	6,500,000	8.875		06/15/12	7,729,939
Pinnacle Foods Finance LLC (CCC+/Caa2)
	$20,500,000	9.250		04/01/15	20,910,000
	13,000,000	10.625		04/01/17	13,617,500
TreeHouse Foods, Inc. (BB-/Ba2)
	3,625,000	7.750		03/01/18	3,779,062
Tyson Foods, Inc. (BB/Ba3)
	11,250,000	10.500		03/01/14	13,106,250
Wm. Wrigley Jr. Co. (NR/WR)
	6,000,000	4.300		07/15/10	6,003,721

					98,266,877

Gaming — 5.5%
Ameristar Casinos, Inc. (BB-/B2)
	9,500,000	9.250		06/01/14	9,951,250
Boyd Gaming Corp. (B-/Caa1)
	3,250,000	6.750		04/15/14	2,851,875
	1,000,000	7.125		02/01/16	830,000
Buffalo Thunder Development Authority (NR/WR)(a)(c)
	2,500,000	9.375		12/15/14	425,000
CCM Merger, Inc. (CCC+/Caa3)(a)
	4,500,000	8.000		08/01/13	4,140,000
Chukchansi Economic Development Authority (B+/B3)(a)
	6,220,000	8.000		11/15/13	4,354,000
Circus & Eldorado (B-/Caa2)
	3,000,000	10.125		03/01/12	2,805,000
Codere Finance Luxembourg SA (B/B2)
EUR	16,500,000	8.250		06/15/15	18,461,973
Harrah’s Operating Co., Inc. (B/Caa1)
	$14,750,000	11.250		06/01/17	15,450,625
Harrah’s Operating Co., Inc. (CCC/Ca)(a)
	9,250,000	12.750		04/15/18	8,741,250
Harrah’s Operating Co., Inc. (CCC/NR)
	39,769,000	10.000		12/15/18	32,411,735
Isle of Capri Casinos, Inc. (CCC+/Caa1)
	3,568,000	7.000		03/01/14	3,264,720
Las Vegas Sands Corp. (B-/B3)
	1,500,000	6.375		02/15/15	1,436,250

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
Mashantucket Pequot Tribe (D/WR)(a)(c)
	$4,000,000	8.500%		11/15/15	$600,000
MCE Finance Ltd. (B+/B1)(a)
	11,500,000	10.250		05/15/18	12,017,500
MGM Resorts International (B/B1)
	11,500,000	13.000		11/15/13	13,225,000
	1,875,000	10.375		05/15/14	2,025,000
	4,750,000	11.125		11/15/17	5,225,000
	2,250,000	9.000	(a)	03/15/20	2,295,000
MGM Resorts International (CCC+/Caa1)
	2,000,000	8.500		09/15/10	2,000,000
	2,500,000	6.750		09/01/12	2,318,750
	9,500,000	6.750		04/01/13	8,312,500
	5,500,000	5.875		02/27/14	4,565,000
	21,500,000	6.625		07/15/15	16,985,000
	15,750,000	7.500		06/01/16	12,363,750
MGM Resorts International (CCC-/Caa3)
	5,125,000	8.375		02/01/11	5,099,375
Mohegan Tribal Gaming Authority (CCC+/B2)
	250,000	6.125		02/15/13	207,500
Mohegan Tribal Gaming Authority (CCC+/Caa2)
	3,000,000	8.000		04/01/12	2,640,000
	1,555,000	7.125		08/15/14	1,139,038
MTR Gaming Group, Inc. (B/B2)
	6,000,000	12.625		07/15/14	5,992,500
Peermont Proprietary Global Ltd. (B/B3)
EUR	15,500,000	7.750		04/30/14	16,063,659
Peninsula Gaming LLC (B/B3)
	$5,715,000	10.750		08/15/17	5,672,137
Penn National Gaming, Inc. (BB-/B1)
	4,300,000	6.750		03/01/15	4,278,500
Pinnacle Entertainment, Inc. (B/Caa1)
	12,875,000	7.500		06/15/15	12,102,500
	1,000,000	8.750	(a)	05/15/20	935,000
Pinnacle Entertainment, Inc. (BB/B1)(a)
	6,000,000	8.625		08/01/17	6,120,000
Pokagon Gaming Authority (B+/B2)(a)
	2,620,000	10.375		06/15/14	2,698,600
River Rock Entertainment Authority (B+/B2)
	1,500,000	9.750		11/01/11	1,406,250
San Pasqual Casino (BB-/B2)(a)
	3,375,000	8.000		09/15/13	3,197,812
Scientific Games International, Inc. (BB-/B1)
	8,375,000	9.250		06/15/19	8,584,375
Seneca Gaming Corp. (BB/Ba2)
	6,550,000	7.250		05/01/12	6,427,188
Shingle Springs Tribal Gaming Authority (CCC/Caa2)(a)
	9,000,000	9.375		06/15/15	7,290,000
Snoqualmie Entertainment Authority (CCC/Caa3)(a)
	7,250,000	9.125		02/01/15	6,071,875
Station Casinos, Inc. (D/WR)(c)
	2,500,000	6.000		04/01/12	150,000
	11,625,000	6.500		02/01/14	7,266
	13,000,000	6.875		03/01/16	8,125
	2,000,000	7.750		08/15/16	120,000
Tropicana Entertainment LLC (NR/WR)(c)
	2,000,000	9.625		12/15/14	150
Turning Stone Resort Casino Enterprise (B+/B1)(a)
	2,950,000	9.125		09/15/14	2,950,000
Wynn Las Vegas LLC (BB+/Ba3)
	11,500,000	6.625		12/01/14	11,528,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB+/Ba2)(a)
	3,000,000	7.875		11/01/17	3,000,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
Yonkers Racing Corp. (B+/B1)(a)
	$5,000,000	11.375%	07/15/16	$5,437,500

				306,184,278

Health Care - Medical Products — 3.8%
Accellent, Inc. (B+/B1)(a)
	6,750,000	8.375	02/01/17	6,615,000
Accellent, Inc. (CCC+/Caa2)
	7,625,000	10.500	12/01/13	7,510,625
Bausch & Lomb, Inc. (B/Caa1)
	22,000,000	9.875	11/01/15	22,605,000
Bio-Rad Laboratories, Inc. (BBB-/Ba2)
	3,250,000	8.000	09/15/16	3,404,375
Boston Scientific Corp. (BBB-/Ba1)
	3,725,000	5.450	06/15/14	3,799,500
	9,125,000	6.400	06/15/16	9,490,000
Catalent Pharma Solutions, Inc. (B/Caa1)(b)
	27,965,118	9.500	04/15/15	26,636,775
Catalent Pharma Solutions, Inc. (B-/Caa1)
EUR	8,500,000	9.750	04/15/17	9,094,945
CONMED Corp. (B/B1)(d)
	$9,500,000	2.500	11/15/24	9,092,336
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	14,750,000	10.875	11/15/14	15,487,500
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
	1,024,000	11.750	11/15/14	1,044,480
FMC Finance III SA (BB+/Ba2)
	6,625,000	6.875	07/15/17	6,805,888
Fresenius US Finance II, Inc. (BB/Ba1)(a)
	9,750,000	9.000	07/15/15	10,578,750
Hologic, Inc. (BB-/NR)(d)(g)
	32,763,000	2.000	12/15/37	27,757,305
Inverness Medical Innovations, Inc. (B-/B2)
	4,000,000	7.875	02/01/16	3,850,000
Inverness Medical Innovations, Inc. (B-/B3)
	9,000,000	9.000	05/15/16	9,022,500
Talecris Biotherapeutics Holdings Corp. (BB/B1)(a)
	3,625,000	7.750	11/15/16	3,842,500
The Cooper Cos., Inc. (BB/Ba3)
	8,670,000	7.125	02/15/15	8,691,675
VWR Funding, Inc. (B-/Caa1)(b)
	21,917,187	10.250	07/15/15	22,136,359
Wright Medical Group, Inc. (NR/NR)
	5,239,000	2.625	12/01/14	4,566,836

				212,032,349

Health Care - Pharmaceutical — 0.3%
Angiotech Pharmaceuticals, Inc. (CC/C)
	1,750,000	7.750	04/01/14	1,015,000
Elan Finance PLC/Elan Finance Corp. (B/B2)
	1,500,000	8.875	12/01/13	1,507,500
Mylan, Inc. (BB-/NR)
	7,030,000	1.250	03/15/12	7,029,845
Valeant Pharmaceuticals International (BB-/Ba3)(a)
	4,000,000	7.625	03/15/20	4,760,000

				14,312,345

Health Care - Services — 5.6%
Alliance HealthCare Services, Inc. (B/B3)(a)
	2,250,000	8.000	12/01/16	2,058,750
Community Health Systems, Inc. (B/B3)
	21,000,000	8.875	07/15/15	21,735,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Health Care - Services — (continued)
CRC Health Corp. (CCC/Caa1)
	$3,250,000	10.750%		02/01/16	$2,990,000
DaVita, Inc. (B/B2)
	7,750,000	7.250		03/15/15	7,750,000
DaVita, Inc. (B+/B1)
	4,569,000	6.625		03/15/13	4,569,000
HCA, Inc. (B-/Caa1)
GBP	752,000	8.750		11/01/10	1,123,564
	$7,500,000	6.250		02/15/13	7,368,750
	11,670,000	6.750		07/15/13	11,436,600
	2,500,000	5.750		03/15/14	2,325,000
	9,000,000	6.375		01/15/15	8,370,000
	4,750,000	6.500		02/15/16	4,429,375
HCA, Inc. (BB/Ba3)
	12,625,000	8.500		04/15/19	13,445,625
	7,500,000	7.875		02/15/20	7,725,000
	16,750,000	7.250		09/15/20	16,917,500
HCA, Inc. (BB-/B2)
	14,000,000	9.125		11/15/14	14,700,000
	13,000,000	9.250		11/15/16	13,780,000
	24,545,000	9.625	(b)	11/15/16	26,263,150
	2,500,000	9.875		02/15/17	2,687,500
LifePoint Hospitals, Inc. (B/B1)(d)
	10,375,000	3.250		08/15/25	9,721,375
LifePoint Hospitals, Inc. (B/NR)
	24,750,000	3.500		05/15/14	22,943,250
OnCure Holdings, Inc. (B/B2)(a)
	6,250,000	11.750		05/15/17	6,000,000
Patheon, Inc. (B+/B1)(a)
	3,875,000	8.625		04/15/17	3,826,562
Psychiatric Solutions, Inc. (B-/B3)
	3,417,000	7.750		07/15/15	3,523,781
Radiation Therapy Services, Inc. (CCC+/Caa1)(a)
	4,375,000	9.875		04/15/17	4,265,625
Select Medical Corp. (B-/B3)
	2,125,000	7.625		02/01/15	2,002,813
Tenet Healthcare Corp. (BB-/B1)(a)
	7,000,000	9.000		05/01/15	7,420,000
	4,375,000	10.000		05/01/18	4,834,375
	8,625,000	8.875		07/01/19	9,164,062
Tenet Healthcare Corp. (CCC+/Caa1)
	13,000,000	7.375		02/01/13	13,032,500
	1,250,000	9.250		02/01/15	1,287,500
U.S. Oncology, Inc. (B/Ba3)
	32,250,000	9.125		08/15/17	33,056,250
U.S. Oncology, Inc. (CCC+/B3)
	1,921,000	10.750		08/15/14	1,945,013
United Surgical Partners International, Inc. (CCC+/Caa1)
	5,250,000	8.875		05/01/17	5,250,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. (B-/B3)
	18,250,000	8.000		02/01/18	17,542,812

					315,490,732

Home Construction — 0.4%
D. R. Horton, Inc. (BB-/Ba3)
	2,500,000	5.250		02/15/15	2,365,625
KB HOME (BB-/B1)
	2,000,000	6.250		06/15/15	1,770,000
Meritage Homes Corp. (B+/B1)
	5,750,000	6.250		03/15/15	5,462,500
	1,750,000	7.150	(a)	04/15/20	1,575,000
Pulte Group, Inc. (BB/B1)
	2,000,000	5.250		01/15/14	1,932,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Home Construction — (continued)
Pulte Group, Inc. (BB/B1) — (continued)
$7,250,000	5.200%		02/15/15	$6,815,000

				19,920,625

Lodging — 0.8%
Felcor Lodging LP (NR/B2)
7,500,000	10.000		10/01/14	7,837,500
Gaylord Entertainment Co. (B-/Caa2)
9,500,000	6.750		11/15/14	9,072,500
Host Hotels & Resorts LP (BB+/Ba1)
9,250,000	7.125		11/01/13	9,342,500
8,250,000	6.375		03/15/15	8,105,625
6,000,000	6.750		06/01/16	5,940,000
Host Hotels & Resorts LP (BB+/NR)
5,000,000	6.875		11/01/14	5,000,000

				45,298,125

Media — 0.6%
Allbritton Communications Co. (B/B2)(a)
2,750,000	8.000		05/15/18	2,715,625
DISH DBS Corp. (BB-/Ba3)
6,525,000	7.125		02/01/16	6,541,312
Gray Television, Inc. (CCC/Caa2)(a)
5,250,000	10.500		06/29/15	5,145,000
Lamar Media Corp. (B+/B1)
10,500,000	6.625		08/15/15	9,975,000
5,250,000	7.875	(a)	04/15/18	5,282,813
Lamar Media Corp. (BB/Ba3)
1,250,000	9.750		04/01/14	1,362,500

				31,022,250

Media - Broadcasting & Radio — 1.5%
Bonten Media Acquisition Co. (CCC/Caa2)(a)(b)
4,037,233	9.000		06/01/15	2,361,781
Clear Channel Communications, Inc. (CCC-/Ca)
6,000,000	5.750		01/15/13	4,560,000
10,000,000	5.500		09/15/14	5,600,000
5,750,000	5.500		12/15/16	2,731,250
CMP Susquehanna Corp. (D/Ca)(c)
480,000	9.875		05/15/14	—
Fox Acquisition Sub LLC (CCC/Caa3)(a)
1,250,000	13.375		07/15/16	1,228,125
Liberty Media LLC (BB-/B1)
4,000,000	5.700		05/15/13	4,090,000
2,120,000	8.250		02/01/30	1,939,800
LIN Television Corp. (B+/Ba3)
2,875,000	8.375	(a)	04/15/18	2,875,000
LIN Television Corp. (CCC+/B3)
9,760,000	6.500		05/15/13	9,540,400
Local TV Finance LLC (CCC/Caa2)(a)(b)
5,788,125	9.250		06/15/15	4,804,144
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (B-/B3)(a)
3,250,000	8.875		04/15/17	3,282,500
Radio One, Inc. (CCC-/Caa3)
2,250,000	6.375		02/15/13	1,878,750
Sinclair Television Group, Inc. (B-/B2)(a)
8,750,000	9.250		11/01/17	8,837,500
Umbrella Acquisition, Inc. (CCC/Caa2)(a)(b)
27,693,906	9.750		03/15/15	23,055,177
Univision Communications, Inc. (B-/B2)(a)
1,875,000	12.000		07/01/14	2,006,250
XM Satellite Radio, Inc. (BB-/B2)(a)
5,500,000	11.250		06/15/13	5,885,000

				84,675,677

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media - Cable — 2.7%
Adelphia Communications Corp. (NR/NR)(c)
	$2,000,000	10.250%	06/15/49	$25,200
Atlantic Broadband Finance LLC (B-/B3)
	4,500,000	9.375	01/15/14	4,528,125
Cablevision Systems Corp. (B+/B1)(a)
	10,750,000	8.625	09/15/17	10,965,000
CCH II LLC/CCH II Capital Corp. (B/B2)
	4,491,939	13.500	11/30/16	5,233,109
CCO Holdings LLC/CCO Holdings Capital Corp. (B/B2)(a)
	3,125,000	7.875	04/30/18	3,132,813
	1,750,000	8.125	04/30/20	1,780,625
Charter Communications Operating LLC (BB/B1)(a)
	13,500,000	8.000	04/30/12	14,040,000
	10,000,000	10.875	09/15/14	11,050,000
CSC Holdings LLC (BB/Ba3)
	10,500,000	8.500	04/15/14	10,893,750
	16,600,000	8.500	06/15/15	17,181,000
	11,000,000	8.625	02/15/19	11,563,750
Frontier Vision (NR/NR)(c)
	2,000,000	11.000	10/15/49	—
GCI, Inc. (NR/B2)
	3,000,000	8.625	11/15/19	2,992,500
Rainbow National Services LLC (BB/B1)(a)
	1,909,000	10.375	09/01/14	1,987,746
UPC Holding BV (B-/B2)
EUR	13,750,000	7.750	01/15/14	16,393,829
	10,625,000	8.625	01/15/14	12,830,368
	11,875,000	8.000	11/01/16	13,940,486
Virgin Media Finance PLC (B+/B1)
	$11,000,000	8.375	10/15/19	11,247,500
Ziggo Bond Co. BV (B/B2)
EUR	1,375,000	8.000	05/15/18	1,620,887

				151,406,688

Media - Diversified — 0.6%
Quebecor Media, Inc. (B/B2)
	$9,510,000	7.750	03/15/16	9,319,800
Sun Media Corp. (B+/Ba2)
	5,000,000	7.625	02/15/13	5,000,000
Videotron Ltee (BB-/Ba2)
	6,625,000	6.875	01/15/14	6,674,688
	1,000,000	6.375	12/15/15	990,000
	8,500,000	9.125	04/15/18	9,243,750
CAD	3,000,000	7.125 (a)	01/15/20	2,857,799

				34,086,037

Metals — 0.7%
AK Steel Corp. (BB/Ba3)
	$1,500,000	7.625	05/15/20	1,462,500
Aleris International, Inc. (NR/WR)(c)
	8,500,000	9.000	12/15/14	63,538
	16,000,000	10.000	12/15/16	140,000
Algoma Acquisition Corp. (CCC+/Caa2)(a)
	500,000	9.875	06/15/15	430,000
Essar Steel Algoma, Inc. (B+/B3)(a)
	10,000,000	9.375	03/15/15	9,750,000
FMG Resources Pty Ltd. (B/B2)(a)
	5,000,000	10.625	09/01/16	5,550,000
Noranda Aluminium Acquisition Corp. (CCC+/B3)(b)(e)
	7,205,604	5.373	05/15/15	5,548,315
SGL Carbon SE (BBB-/Ba1)(e)
EUR	1,500,000	1.933	05/16/15	1,614,162

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Metals — (continued)
Steel Dynamics, Inc. (BB+/Ba2)
	$7,750,000	7.375%		11/01/12	$8,011,562
	5,500,000	7.750		04/15/16	5,527,500
Tube City IMS Corp. (B-/Caa1)
	3,500,000	9.750		02/01/15	3,386,250

					41,483,827

Packaging — 4.0%
Ardagh Glass Finance PLC (B/B3)(a)
EUR	3,500,000	8.750		02/01/20	4,237,174
Berry Plastics Corp. (B/B1)(e)
	$6,500,000	5.053		02/15/15	6,175,000
Berry Plastics Corp. (CCC/Caa1)
	8,875,000	4.412	(e)	09/15/14	7,676,875
	11,000,000	8.875		09/15/14	10,505,000
	8,250,000	9.500	(a)	05/15/18	7,548,750
Berry Plastics Corp. (CCC/Caa2)
	8,000,000	10.250		03/01/16	7,000,000
Clondalkin Acquisition BV (B+/B1)(e)
EUR	1,000,000	2.719		12/15/13	1,069,994
Clondalkin Industries BV (B-/Caa1)
	2,750,000	8.000		03/15/14	2,942,482
Consol Glass Ltd. (BB-/B1)
	7,750,000	7.625		04/15/14	8,766,304
Crown Americas LLC (BB-/Ba3)
	$10,625,000	7.750		11/15/15	11,023,438
	7,500,000	7.625	(a)	05/15/17	7,743,750
Gerresheimer Holdings GMBH (BB+/B1)
EUR	4,800,000	7.875		03/01/15	5,869,678
Graham Packaging Co. LP (CCC+/Caa1)
	$22,250,000	9.875		10/15/14	22,583,750
Graham Packaging Co. LP/GPC Capital Corp. I (CCC+/Caa1)(a)
	1,000,000	8.250		01/01/17	980,000
Graphic Packaging International, Inc. (B/B3)
	15,000,000	9.500		08/15/13	15,300,000
	4,000,000	9.500		06/15/17	4,180,000
Greif, Inc. (BB+/Ba2)
	2,000,000	7.750		08/01/19	2,060,000
Impress Holdings BV (B+/Ba3)(e)
	1,000,000	3.428	(a)	09/15/13	937,500
EUR	6,000,000	3.769		09/15/13	6,884,399
Impress Holdings BV (B-/B3)
	15,000,000	9.250		09/15/14	18,709,600
OI European Group BV (BB+/Ba2)
	750,000	6.875		03/31/17	903,380
Owens-Brockway Glass Container, Inc. (BB+/Ba3)
	4,750,000	6.750		12/01/14	5,808,536
	$1,000,000	6.750		12/01/14	1,012,500
	5,000,000	7.375		05/15/16	5,200,000
Plastipak Holdings, Inc. (B/B3)(a)
	4,000,000	8.500		12/15/15	3,980,000
Pregis Corp. (CCC+/Caa2)
	7,000,000	12.375		10/15/13	6,921,250
Reynolds Group Issuer, Inc. (B-/Caa1)
EUR	9,500,000	8.000		12/15/16	10,600,578
	22,375,000	9.500		06/15/17	26,266,811
	$6,000,000	8.500	(a)	05/15/18	5,859,096
Reynolds Group Issuer, Inc. (BB-/B1)(a)
	2,375,000	7.750		10/15/16	2,386,875
Stichting Participatie Impress Cooperatieve UA (NR/NR)(b)
EUR	1,371,791	17.000		09/29/49	1,752,981
Tekni-Plex, Inc. (NR/WR)
	$2,500,000	10.875		08/15/12	2,325,000

					225,210,701

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Paper — 1.6%
Boise Cascade LLC (B+/Caa1)
	$3,882,000	7.125%	10/15/14	$3,658,785
Domtar Corp. (BBB-/Ba2)
	8,750,000	10.750	06/01/17	10,412,500
Georgia-Pacific Corp. (BB/Ba3)
	1,500,000	7.700	06/15/15	1,569,375
	1,250,000	8.000	01/15/24	1,325,000
	2,750,000	7.750	11/15/29	2,780,938
Georgia-Pacific Corp. (BB+/Ba2)(a)
	14,125,000	7.000	01/15/15	14,301,562
	11,625,000	7.125	01/15/17	11,857,500
Georgia-Pacific LLC (BB+/Ba2)(a)
	6,000,000	8.250	05/01/16	6,420,000
Lecta SA (B+/B2)(e)
EUR	4,875,000	3.308	02/15/14	4,769,114
NewPage Corp. (CCC-/Caa2)
	$5,375,000	10.000	05/01/12	2,875,625
PE Paper Escrow GmbH (BB/Ba2)(a)
	6,875,000	12.000	08/01/14	7,510,937
Smurfit Kappa Acquisitions (BB/Ba2)
EUR	2,250,000	7.750	11/15/19	2,737,655
Smurfit Kappa Funding PLC (B/B2)
	$3,500,000	7.750	04/01/15	3,451,875
EUR	6,000,000	7.750	04/01/15	7,190,356
Stone Container Finance Co. of Canada II (NR/WR)(c)
	$2,250,000	7.375	07/15/14	1,811,250
Verso Paper Holdings LLC (BB-/Ba2)
	2,375,000	11.500	07/01/14	2,553,125
Verso Paper Holdings LLC (CCC+/Caa1)
	4,000,000	11.375	08/01/16	3,420,000

				88,645,597

Printing — 0.2%
SGS International, Inc. (B-/B3)
	5,750,000	12.000	12/15/13	5,879,375
Valassis Communications, Inc. (BB-/Ba3)
	2,908,000	8.250	03/01/15	3,002,510

				8,881,885

Publishing — 1.4%
Cengage Learning Acquisitions, Inc. (CCC+/Caa2)(a)
	21,000,000	10.500	01/15/15	19,530,000
Dex One Corp. (CCC+/B3)(b)
	1,371,318	12.000	01/29/17	1,306,181
Morris Publishing Group LLC (NR/NR)
	1,519,184	10.000	09/01/14	1,435,629
Nielsen Co. BV (CCC+/Caa1)(f)
EUR	5,000,000	11.125	08/01/16	5,686,251
Nielsen Finance LLC (B-/Caa1)
	$3,500,000	11.625	02/01/14	3,815,000
	23,000,000	10.000	08/01/14	23,517,500
	5,000,000	11.500	05/01/16	5,437,500
Nielsen Finance LLC (CCC+/Caa1)(f)
	19,000,000	12.500	08/01/16	18,002,500
Truvo Subsidiary Corp. (D/WR)(c)
EUR	16,750,000	8.500	12/01/14	819,309

				79,549,870

Real Estate — 0.4%
CB Richard Ellis Services, Inc. (B+/Ba3)
	$6,375,000	11.625	06/15/17	7,140,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Real Estate — (continued)
ProLogis (BBB-/Baa2)
	$1,250,000	7.375%	10/30/19	$1,218,604
ProLogis (BBB-/NR)(d)
	5,125,000	2.250	04/01/37	4,809,279
	3,500,000	1.875	11/15/37	3,132,420
Realogy Corp. (C/Ca)
	2,500,000	10.500	04/15/14	2,118,750
	2,268,655	11.000 (b)	04/15/14	1,894,327

				20,313,380

Restaurants — 0.6%
NPC International, Inc. (CCC+/Caa1)
	12,002,000	9.500	05/01/14	11,971,995
OSI Restaurant Partners, Inc. (CCC/Caa3)
	7,750,000	10.000	06/15/15	7,575,625
Seminole Hard Rock Entertainment, Inc. (BB/B2)(a)(e)
	7,500,000	3.037	03/15/14	6,375,000
Wendy’s/Arby’s Restaurants LLC (B+/B3)
	8,375,000	10.000	07/15/16	8,678,594

				34,601,214

Retailers — 1.4%
Claire’s Stores, Inc. (CCC+/Ca)(b)
	3,550,084	9.625	06/01/15	3,030,884
Edcon Holdings Proprietary Ltd. (CCC+/Caa1)(e)
EUR	3,500,000	6.219	06/15/15	2,503,785
Edcon Proprietary Ltd. (B+/B2)(e)
	12,375,000	3.969	06/15/14	10,441,608
General Nutrition Centers, Inc. (CCC+/Caa1)(b)(e)
	$12,625,000	5.750	03/15/14	11,583,437
Macy’s Retail Holdings, Inc. (BB+/Ba1)
	12,375,000	5.900	12/01/16	12,436,875
Michaels Stores, Inc. (CCC/Caa1)
	6,375,000	10.000	11/01/14	6,598,125
Michaels Stores, Inc. (CCC/Caa2)
	11,500,000	11.375	11/01/16	11,931,250
Neiman-Marcus Group, Inc. (B-/Caa1)(b)
	8,162,442	9.000	10/15/15	8,182,848
Neiman-Marcus Group, Inc. (CCC+/Caa2)
	14,500,000	10.375	10/15/15	14,717,500

				81,426,312

Retailers - Food & Drug — 0.6%
Ahold Lease USA, Inc. (BBB/Baa3)(f)
	1,957,431	8.620	01/02/25	2,270,620
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875	05/15/17	6,120,000
Rite Aid Corp. (B+/B3)
	2,750,000	9.750	06/12/16	2,901,250
Rite Aid Corp. (B-/Caa2)
	6,500,000	7.500	03/01/17	5,752,500
Rite Aid Corp. (CCC/Caa3)
	750,000	8.625	03/01/15	615,000
	5,250,000	9.375	12/15/15	4,305,000
	5,000,000	9.500	06/15/17	3,975,000
Supervalu, Inc. (B+/Ba3)
	5,000,000	7.500	11/15/14	4,987,500
	5,500,000	8.000	05/01/16	5,431,250

				36,358,120

Services Cyclical - Business Services — 2.2%
ACCO Brands Corp. (B-/Caa1)
	10,000,000	7.625	08/15/15	9,150,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Services Cyclical - Business Services — (continued)
ACCO Brands Corp. (BB-/B1)
	$3,500,000	10.625%	03/15/15	$3,762,500
Carlson Wagonlit BV (CCC/Caa2)(e)
EUR	11,655,000	6.413	05/01/15	12,328,251
Cornell Co., Inc. (B+/B2)
	$1,500,000	10.750	07/01/12	1,507,500
Corrections Corp. of America (BB/Ba2)
	1,125,000	6.250	03/15/13	1,133,438
	3,500,000	7.750	06/01/17	3,640,000
Garda World Security Corp. (B/B3)(a)
	3,000,000	9.750	03/15/17	3,122,428
Great Lakes Dredge & Dock Co. (B-/B3)
	6,000,000	7.750	12/15/13	5,947,500
GXS Worldwide, Inc. (B/B2)(a)
	2,500,000	9.750	06/15/15	2,375,000
Iron Mountain, Inc. (B+/B2)
	1,500,000	6.625	01/01/16	1,473,750
	4,625,000	8.000	06/15/20	4,717,500
ISS Financing PLC (B/NR)
EUR	4,500,000	11.000	06/15/14	5,901,778
ISS Global A/S (B/NR)
	663,000	4.750	09/18/10	808,065
ISS Holdings A/S (B/Caa1)
	9,015,000	8.875	05/15/16	10,693,270
Savcio Holdings Property Ltd. (B+/B2)
	2,000,000	8.000	02/15/13	2,421,242
Sitel LLC/Sitel Finance Corp. (B-/Caa2)(a)
	$14,575,000	11.500	04/01/18	13,518,312
Trans Union LLC/TransUnion Financing Corp. (B-/B3)(a)
	12,000,000	11.375	06/15/18	12,630,000
West Corp. (B-/Caa1)
	11,500,000	9.500	10/15/14	11,557,500
	14,250,000	11.000	10/15/16	14,535,000

				121,223,034

Services Cyclical - Consumer Services — 0.1%
Service Corp. International (BB-/B1)
	1,750,000	6.750	04/01/16	1,736,875
	2,125,000	7.000	06/15/17	2,093,125
	4,000,000	7.625	10/01/18	4,040,000

				7,870,000

Services Cyclical - Rental Equipment — 1.7%
Ashtead Capital, Inc. (B+/B2)(a)
	3,000,000	9.000	08/15/16	2,970,000
Ashtead Holdings PLC (B+/B2)(a)
	1,750,000	8.625	08/01/15	1,723,750
EC Finance PLC (B+/B2)(a)
EUR	5,500,000	9.750	08/01/17	6,579,323
Europcar Groupe SA (B/Caa1)
	1,750,000	8.125	05/15/14	1,904,588
Europcar Groupe SA (B+/B3)(e)
	3,500,000	4.183	05/15/13	3,680,778
Hertz Corp. (CCC+/B2)
	2,250,000	7.875	01/01/14	2,641,355
	$10,725,000	8.875	01/01/14	10,859,062
Hertz Corp. (CCC+/B3)
	10,250,000	10.500	01/01/16	10,634,375
Maxim Crane Works LP (B/Caa1)(a)
	11,000,000	12.250	04/15/15	10,793,750
RSC Equipment Rental, Inc. (B-/Caa2)
	20,750,000	9.500	12/01/14	20,438,750
RSC Equipment Rental, Inc. (BB-/B1)(a)
	5,250,000	10.000	07/15/17	5,643,750

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Services Cyclical - Rental Equipment — (continued)
United Rentals North America, Inc. (B/B3)
	$6,500,000	10.875%		06/15/16	$6,955,000
United Rentals North America, Inc. (CCC+/Caa1)
	7,000,000	7.750		11/15/13	6,772,500
	5,750,000	7.000		02/15/14	5,390,625

					96,987,606

Technology - Hardware — 0.6%
Alcatel-Lucent USA, Inc. (B/B1)
	10,500,000	6.450		03/15/29	7,008,750
Freescale Semiconductor, Inc. (CCC/Caa2)
	2,500,000	8.875		12/15/14	2,293,750
	17,131,162	9.125	(b)	12/15/14	15,332,390
NXP BV/NXP Funding LLC (CCC+/Caa1)
	1,500,000	3.053	(e)	10/15/13	1,282,500
EUR	3,000,000	3.394	(e)	10/15/13	3,044,896
	$4,875,000	7.875		10/15/14	4,460,625
Seagate Technology International (BB+/Baa3)(a)
	2,750,000	10.000		05/01/14	3,100,625

					36,523,536

Technology - Software/Services — 3.2%
Aspect Software, Inc. (B-/Caa1)(a)
	3,500,000	10.625		05/15/17	3,482,500
Expedia, Inc. (BBB-/Ba1)
	4,000,000	8.500		07/01/16	4,320,000
First Data Corp. (B-/Caa1)
	42,500,000	9.875		09/24/15	32,193,750
	38,880,488	10.550	(b)	09/24/15	28,479,958
First Data Corp. (CCC+/Caa2)
	5,535,000	11.250		03/31/16	3,404,025
Sabre Holdings Corp. (CCC+/Caa1)
	9,000,000	8.350		03/15/16	8,595,000
Serena Software, Inc. (CCC+/Caa1)
	6,076,000	10.375		03/15/16	5,787,390
Sungard Data Systems, Inc. (B/Caa1)
	15,001,000	9.125		08/15/13	15,282,269
	11,000,000	10.625		05/15/15	11,770,000
Sungard Data Systems, Inc. (B-/Caa1)
	35,500,000	10.250		08/15/15	36,476,250
Travelport LLC (CCC+/B3)
EUR	2,000,000	5.324	(e)	09/01/14	2,298,957
Travelport, Inc. (CCC/Caa1)
	$11,000,000	11.875		09/01/16	11,357,500
Travelport, Inc. (CCC+/B3)
	18,000,000	9.875		09/01/14	18,090,000

					181,537,599

Telecommunications — 3.1%
Angel Lux Common SA (BB/B1)
EUR	1,336,053	6.159	(e)	05/01/16	1,601,116
	28,500,000	8.250		05/01/16	36,032,672
	$8,000,000	8.875	(a)	05/01/16	8,240,000
Cincinnati Bell, Inc. (B-/B3)
	2,750,000	8.750		03/15/18	2,502,500
ERC Ireland Finance Ltd. (CCC/Caa1)(e)
EUR	3,000,000	5.683		08/15/16	1,247,307
Frontier Communications Corp. (BB/Ba2)
	$8,500,000	6.250		01/15/13	8,531,875
	16,250,000	6.625		03/15/15	15,640,625
	3,250,000	8.125		10/01/18	3,225,625
Level 3 Financing, Inc. (CCC/Caa1)
	10,250,000	9.250		11/01/14	9,301,875

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Telecommunications — (continued)
Level 3 Financing, Inc. (CCC/Caa1) — (continued)
	$6,000,000	10.000	%(a)	02/01/18	$5,310,000
New Communications Holdings, Inc. (BB/Ba2)(a)
	3,250,000	7.875		04/15/15	3,282,500
	12,875,000	8.250		04/15/17	12,971,562
	10,500,000	8.500		04/15/20	10,578,750
	3,000,000	8.750		04/15/22	3,015,000
Qwest Communications International, Inc. (B+/Ba3)(a)
	6,750,000	8.000		10/01/15	6,935,625
	9,750,000	7.125		04/01/18	9,676,875
Qwest Communications International, Inc. Series B (B+/Ba3)
	1,750,000	7.500		02/15/14	1,754,375
Qwest Corp. (BBB-/Ba1)
	1,450,000	7.500		10/01/14	1,544,250
	2,000,000	8.375		05/01/16	2,185,000
tw telecom holdings, inc. (B-/B2)(a)
	2,750,000	8.000		03/01/18	2,798,125
Windstream Corp. (B+/Ba3)
	13,000,000	8.125		08/01/13	13,406,250
	8,750,000	8.625		08/01/16	8,771,875
	5,000,000	7.875		11/01/17	4,862,500
	950,000	7.000		03/15/19	876,375

					174,292,657

Telecommunications - Cellular — 4.0%
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Baa3)(a)
	9,375,000	7.750		05/01/17	9,867,188
Clearwire Communications LLC/Clearwire Finance, Inc. (B-/Caa1)(a)
	18,250,000	12.000		12/01/15	18,406,250
Crown Castle International Corp. (B-/B1)
	10,750,000	9.000		01/15/15	11,395,000
Hellas Telecommunications Luxembourg III (C/Ca)
EUR	6,148,649	9.500		10/15/13	225,566
Hellas Telecommunications Luxembourg V (NR/Caa3)(e)
	1,259,670	4.644		10/15/12	454,414
Nextel Communications, Inc. (BB-/Ba2)
	$11,125,000	6.875		10/31/13	10,902,500
	3,000,000	5.950		03/15/14	2,790,000
	16,500,000	7.375		08/01/15	15,633,750
SBA Telecommunications, Inc. (BB-/Ba3)(a)
	2,500,000	8.000		08/15/16	2,575,000
Sprint Capital Corp. (BB-/Ba3)
	8,000,000	7.625		01/30/11	8,160,000
	19,750,000	8.375		03/15/12	20,688,125
	46,625,000	6.900		05/01/19	42,312,188
	18,250,000	8.750		03/15/32	17,337,500
Sprint Nextel Corp. (BB-/Ba3)
	14,250,000	6.000		12/01/16	12,789,375
Wind Acquisition Finance SA (B+/B2)
EUR	26,000,000	11.000		12/01/15	32,032,547
	$12,750,000	12.000	(a)	12/01/15	13,196,250
	1,500,000	11.750	(a)	07/15/17	1,556,250
Wind Acquisition Holdings Finance SA (B-/B3)(b)
EUR	4,000,000	12.250		07/15/17	4,402,259

					224,724,162

Telecommunications - Satellites — 2.9%
Intelsat Corp. (BB-/B3)
	$7,250,000	9.250		08/15/14	7,413,125
	9,625,000	9.250		06/15/16	10,106,250
Intelsat Intermediate Holding Co. Ltd. (CCC+/NR)(f)
	13,250,000	9.500		02/01/15	13,515,000
Intelsat Jackson Holdings Ltd. (B+/B3)
	10,125,000	9.500		06/15/16	10,656,562

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Telecommunications - Satellites — (continued)
Intelsat Jackson Holdings SA (CCC+/Caa2)
	$19,000,000	11.250%		06/15/16	$20,330,000
	2,000,000	11.500		06/15/16	2,130,000
Intelsat Luxembourgh SA (CCC+/Caa3)
	12,000,000	11.250	(g)	02/04/17	12,180,000
	34,000,000	11.500	(b)	02/04/17	33,915,000
Intelsat SA (CCC+/Caa3)
	10,500,000	7.625		04/15/12	10,605,000
Intelsat Subsidiary Holding Co. SA (B+/B3)
	15,000,000	8.500		01/15/13	15,150,000
	24,750,000	8.875		01/15/15	25,121,250

					161,122,187

Textiles & Apparel — 0.2%
Propex Fabrics, Inc. (NR/WR)(c)
	2,500,000	10.000		12/01/12	250
Quiksilver, Inc. (CCC/Caa2)
	12,750,000	6.875		04/15/15	11,570,625

					11,570,875

Tobacco(a) — 0.1%
Alliance One International, Inc. (B+/B2)
	6,250,000	10.000		07/15/16	6,390,625

Transportation — 0.6%
Commercial Barge Line Co. (B+/B2)
	11,500,000	12.500		07/15/17	12,146,875
RailAmerica, Inc. (BB/B1)
	9,701,000	9.250		07/01/17	10,173,924
Stena AB (BB+/Ba2)
EUR	500,000	6.125		02/01/17	538,054
Teekay Corp. (BB/B1)
	$1,750,000	8.500		01/15/20	1,741,250
United Air Lines, Inc. (B+/B3)(a)
	1,375,000	9.875		08/01/13	1,416,250
Western Express, Inc. (B-/Caa1)(a)
	7,250,000	12.500		04/15/15	6,651,875

					32,668,228

Utilities - Distribution — 0.5%
AmeriGas Partners LP (NR/Ba3)
	3,750,000	7.250		05/20/15	3,740,625
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (NR/Ba3)
	7,500,000	7.125		05/20/16	7,443,750
Ferrellgas LP (B+/Ba3)
	438,000	6.750		05/01/14	430,335
Ferrellgas Partners LP/Ferellgas Partners Finance Corp. (B-/B2)
	4,625,000	8.625		06/15/20	4,636,563
Inergy LP/Inergy Finance Corp. (B+/B1)
	4,300,000	6.875		12/15/14	4,235,500
	5,000,000	8.250		03/01/16	5,075,000

					25,561,773

Utilities - Electric — 3.2%
Calpine Construction Finance Co. LP and CCFC Finance Corp. (BB-/Ba3)(a)
	4,500,000	8.000		06/01/16	4,590,000
Calpine Corp. (B+/B1)(a)
	2,875,000	7.250		10/15/17	2,760,000
Dynegy Holdings, Inc. (B-/B3)
	3,000,000	8.750		02/15/12	3,030,000
	4,500,000	7.500		06/01/15	3,577,500
	2,500,000	8.375		05/01/16	1,987,500
	1,500,000	7.125		05/15/18	1,005,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Utilities - Electric — (continued)
Dynegy Holdings, Inc. (B-/B3) — (continued)
$6,000,000	7.750%	06/01/19	$4,170,000
Edison Mission Energy (B-/B3)
9,625,000	7.750	06/15/16	6,689,375
11,125,000	7.000	05/15/17	7,175,625
7,000,000	7.200	05/15/19	4,340,000
Elwood Energy LLC (BB/Ba1)
1,893,930	8.159	07/05/26	1,785,029
Intergen NV (BB-/Ba3)(a)
4,500,000	9.000	06/30/17	4,500,000
Ipalco Enterprises, Inc. (BB+/Ba1)
1,500,000	8.625	11/14/11	1,552,500
Midwest Generation LLC (B+/Ba2)
3,807,990	8.560	01/02/16	3,769,910
Mirant Americas Generation LLC (B-/B3)
7,250,000	8.300	05/01/11	7,413,125
Mirant Mid-Atlantic Pass-Through Trust Series B (BB/Ba1)
2,236,320	9.125	06/30/17	2,303,409
Mirant North America LLC (B-/B1)
10,500,000	7.375	12/31/13	10,762,500
NiSource Finance Corp. (BBB-/Baa3)
1,500,000	10.750	03/15/16	1,939,164
3,250,000	6.800	01/15/19	3,655,297
NRG Energy, Inc. (BB-/B1)
21,725,000	7.250	02/01/14	22,050,875
21,125,000	7.375	02/01/16	21,072,188
2,500,000	7.375	01/15/17	2,468,750
RRI Energy, Inc. (B/B2)
5,750,000	7.625	06/15/14	5,663,750
6,375,000	7.875	06/15/17	6,008,438
The AES Corp. (BB-/B1)
5,250,000	9.375	09/15/10	5,302,500
8,000,000	7.750	10/15/15	8,120,000
13,250,000	9.750	04/15/16	14,243,750
10,000,000	8.000	10/15/17	10,100,000
6,000,000	8.000	06/01/20	6,030,000

			178,066,185

Utilities - Pipelines — 1.8%
Crosstex Energy LP/Crosstex Energy Finance Corp. (B+/B3)
6,045,000	8.875	02/15/18	6,060,113
El Paso Corp. (BB-/Ba3)
4,000,000	12.000	12/12/13	4,620,000
5,000,000	8.250	02/15/16	5,237,500
10,500,000	7.000	06/15/17	10,421,250
3,500,000	7.250	06/01/18	3,517,500
2,000,000	7.800	08/01/31	1,955,000
El Paso Natural Gas Co. (BB/Baa3)
2,625,000	8.625	01/15/22	3,142,189
2,375,000	7.500	11/15/26	2,593,003
2,750,000	8.375	06/15/32	3,217,309
Enterprise Products Operating LLC (BB/Ba1)(e)
3,750,000	8.375	08/01/66	3,743,179
3,285,000	7.034	01/15/68	2,994,634
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (BB-/B1)
8,750,000	8.500	07/15/16	8,837,500
Regency Energy Partners LP (B+/B1)
6,598,000	8.375	12/15/13	6,812,435
9,000,000	9.375 (a)	06/01/16	9,607,500
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750	03/01/16	970,000
Targa Resources Partners LP (B+/B2)
3,034,000	8.250	07/01/16	2,942,980
7,625,000	11.250	07/15/17	8,235,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Utilities - Pipelines — (continued)
Tennessee Gas Pipeline Co. (BB/Baa3)
$3,000,000	7.000%	10/15/28	$3,137,481
1,500,000	8.375	06/15/32	1,754,896
1,500,000	7.625	04/01/37	1,668,377
The Williams Cos., Inc. (BB+/Baa3)
5,888,000	7.875	09/01/21	6,798,443

			98,266,289

TOTAL CORPORATE OBLIGATIONS			$5,307,909,578

Senior Term Loans(h) — 0.2%
Chemical — 0.1%
Lyondell Chemical Co. (NR/NR)
$2,994,086	6.560%	09/30/10	$3,278,524

Gaming — 0.0%
Harrahs Operating Co., Inc. (NR/NR)
3,750,000	3.316	01/28/15	3,117,600

Real Estate — 0.0%
Realogy Corp. (CCC-/Caa1)
1,744,885	3.293	10/10/13	1,468,984

Services Cyclical - Rental Equipment — 0.1%
Ahern Rentals, Inc. (CCC+/Ca)
3,375,000	16.000	12/15/12	3,307,500

TOTAL SENIOR TERM LOANS			$11,172,608

Shares	Rate	Value
Preferred Stocks — 0.1%
Ally Financial, Inc.(a)
$7,813	7.000%	$6,072,899

CMP Susquehanna Radio Holdings Corp.(a)(e)
111,942	0.000	—
Lucent Technologies Capital Trust I
1,000	7.750	724,500
Pliant Corp.(b)
2,796	13.000	419

Spanish Broadcasting Systems, Inc.(b)(d)
3,074	10.750	15

TOTAL PREFERRED STOCKS		$6,797,833

Shares	Description	Value
Common Stocks — 1.3%
1,996,917	Adelphia Recovery Trust Series ACC-1(c)	53,917
2,731	APP China Group Ltd.(c)	—
24,334	Axiohm Transaction Solutions, Inc.(c)	243
42,605	Charter Communications, Inc.(c)	1,503,956
513,937	CIT Group, Inc.(c)	17,401,907
133,498	LyondellBasell Industries NV(c)	2,155,993

Shares	Description	Value
Common Stocks — (continued)
59,971	LyondellBasell Industries NV Class B(c)	$968,532
6,252	Masonite Worldwide Holdings(c)	268,836
541,841	Nortek, Inc.(c)	24,653,765
1,656	Nycomed(c)	20
3,874	Panolam Holdings Co.(c)	39
567,500	Parmalat SpA(a)	1,330,504
351	Pliant Corp.(c)	4
33,975	Polymer Group, Inc.(c)	662,512
2,500	Port Townsend Holdings Co., Inc.(c)	—
20,372	Smurfit Kappa Funding PLC(c)	169,152
515,175	Smurfit-Stone Container Corp.(c)	12,750,581
444,042	Spectrum Brands Holdings, Inc.(c)	11,260,905
8,648	Viasystems Group, Inc.	127,731
1,051	Zemex Minerals Group, Inc.(c)	—

TOTAL COMMON STOCKS		$73,308,597

Units	Expiration Date	Value
Warrants(c) — 0.0%
Atrium Corp.
3,385	12/31/12	$—
Avecia Group PLC (Ordinary)(a)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(a)
40,000	07/01/10	400
CNB Capital Trust I(a)
127,920	03/23/19	—
Masonite Worldwide Holdings
30,311	05/20/14	106,089
22,734	05/20/16	127,879
Nortek, Inc.
11,520	12/07/14	120,960
Parmalat SpA
650	12/31/15	1,521

TOTAL WARRANTS		$357,249

Shares	Description	Value
Special Purpose Entity(c) — 0.0%
526,991	Adelphia Recovery Trust	$44,794

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$5,399,590,659

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(i) — 2.4%
Repurchase Agreement — 2.4%
Joint Repurchase Agreement Account II
$131,900,000	0.053%	07/01/10	$131,900,000
Maturity Value: $131,900,194

TOTAL INVESTMENTS — 98.6%			$5,531,490,659

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%			78,547,539

NET ASSETS — 100.0%			$5,610,038,198

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,054,665,089, which represents approximately 18.8% of net assets as of June 30, 2010.

(b) Pay-in-kind securities.

(c) Security is currently in default and/or non-income producing.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(f) Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(g) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2010.

(h) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2010. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s (“S&P”)/Moody’s Investors Service (“Moody’s”) and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

As a % of
Net Assets
Investments Industry Classifications†
Aerospace	0.7%
Agriculture	0.8
Automotive Parts	4.4
Building Materials	2.4
Capital Goods	2.0
Chemicals	3.4
Conglomerates	1.1
Construction Machinery	0.5
Consumer Products	3.8
Defense	0.6
Emerging Markets	1.2
Energy	6.6
Entertainment & Leisure	1.5
Environmental	0.2
Finance	7.9
Food	1.8
Gaming	5.5
Health Care	9.7
Home Construction	0.4
Lodging	0.8
Media	5.4
Metals	0.7
Packaging	4.2
Paper	1.6
Printing	0.2
Publishing	1.4
Real Estate	0.4
Restaurants	0.6
Retailers	2.1
Services Cyclical	4.1
Short-term Investments#	3.8
Technology	3.9
Telecommunications	10.0
Textiles & Apparel	0.2
Tobacco	0.1
Transportation	0.6
Utilities	5.4

TOTAL INVESTMENTS	100.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

JPMorgan Securities, Inc.	EUR	Purchase	08/18/10	$51,801,866	$922,222
Morgan Stanley & Co.		Sale	08/18/10	682,528,400	5,325,794

TOTAL					$6,248,016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Deutsche Bank AG (London)	GBP	Sale	08/18/10	$28,036,857	$(902,430)
Merrill Lynch & Co., Inc.	EUR	Purchase	08/18/10	5,952,537	(85,867)

TOTAL					$(988,297)

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,525,314,902

Gross unrealized gain	305,651,583
Gross unrealized loss	(299,475,826)

Net unrealized security gain	$6,175,757

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — 70.2%
Banks — 16.8%
ANZ Capital Trust II(a)(b)
	$2,575,000	5.360%		01/29/49	$2,454,629
Astoria Financial Corp.(b)
	2,900,000	5.750		10/15/12	2,977,835
Bank of America Corp.
	1,300,000	5.625		07/01/20	1,307,012
Citigroup, Inc.
	6,200,000	5.500		04/11/13	6,427,259
	5,625,000	6.375		08/12/14	5,985,180
Credit Agricole SA(a)(b)(c)
	1,350,000	8.375		10/13/49	1,275,750
Discover Bank
	6,650,000	8.700		11/18/19	7,355,478
Fifth Third Bank(c)
	3,525,000	0.546		05/17/13	3,309,933
HSBC Bank USA NA
	4,550,000	6.000		08/09/17	5,018,027
	1,790,000	5.625		08/15/35	1,757,466
HSBC Capital Funding LP(a)(b)(c)
	1,050,000	4.610		06/27/49	926,528
JPMorgan Chase Capital XX Series T(b)
	1,650,000	6.550		09/29/36	1,549,450
JPMorgan Chase Capital XXV
	1,300,000	6.800		10/01/37	1,282,016
JPMorgan Securities, Inc.
	8,375,000	6.400		10/02/17	9,430,505
KeyBank NA
	2,375,000	5.500		09/17/12	2,507,629
Lloyds TSB Bank PLC(a)
	4,575,000	4.375		01/12/15	4,407,825
Manufacturers & Traders Trust Co.(b)(c)
	3,525,000	1.791		04/01/13	3,427,527
	1,495,000	5.585		12/28/20	1,375,400
Merrill Lynch & Co., Inc.
	1,250,000	6.400		08/28/17	1,304,226
	13,100,000	6.875		04/25/18	13,970,627
Morgan Stanley & Co.
	4,250,000	4.750		04/01/14	4,293,993
	8,375,000	6.250	(b)	08/28/17	8,640,304
	3,250,000	7.300	(b)	05/13/19	3,489,907
MUFG Capital Finance 1 Ltd.
	3,025,000	6.346		07/25/49	2,873,750
Resona Bank Ltd.(a)(b)(c)
	1,475,000	5.850		04/15/49	1,393,972
Royal Bank of Scotland PLC(a)
	3,375,000	4.875		08/25/14	3,384,828
Santander Issuances SA Unipersonal(a)(b)(c)
	700,000	5.805		06/20/16	677,826
Sovereign Bank
	4,600,000	5.125		03/15/13	4,600,000
	455,000	2.054	(b)(c)	08/01/13	449,494
US Bank NA(b)(c)
EUR	2,400,000	4.375		02/28/17	2,919,600

					110,773,976

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Chemicals(b) — 1.8%
Airgas, Inc.
$2,925,000	4.500%	09/15/14	$3,056,343
The Dow Chemical Co.
7,850,000	7.600	05/15/14	9,035,189

			12,091,532

Consumer Products(b) — 0.8%
Whirlpool Corp.
2,675,000	8.000	05/01/12	2,934,847
2,050,000	8.600	05/01/14	2,421,343

			5,356,190

Distributors(a)(b) — 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,300,000	6.750	09/30/19	2,539,709
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,153,617

			3,693,326

Electric(b) — 3.6%
Arizona Public Service Co.
525,000	6.250	08/01/16	581,107
6,115,000	8.750	03/01/19	7,750,540
Enel Finance International SA(a)
3,400,000	5.700	01/15/13	3,622,629
4,325,000	3.875	10/07/14	4,360,275
Nevada Power Co.
2,425,000	7.125	03/15/19	2,840,299
Progress Energy, Inc.
1,575,000	7.050	03/15/19	1,873,580
1,000,000	7.000	10/30/31	1,178,173
Public Service Co. of Oklahoma
1,650,000	6.625	11/15/37	1,907,757

			24,114,360

Energy(b) — 5.1%
Cenovus Energy, Inc.(a)
6,300,000	6.750	11/15/39	7,254,948
Dolphin Energy Ltd.(a)
527,615	5.888	06/15/19	546,081
Petro-Canada
4,675,000	6.050	05/15/18	5,268,249
Transocean, Inc.
16,350,000	1.500 (d)	12/15/37	14,510,625
1,400,000	6.800	03/15/38	1,246,000
Valero Logistics
2,000,000	6.050	03/15/13	2,143,607
XTO Energy, Inc.
2,350,000	6.750	08/01/37	3,013,873

			33,983,383

Environmental(b) — 0.4%
Allied Waste North America, Inc.
2,450,000	6.375	04/15/11	2,532,295

Food & Beverage — 3.9%
Anheuser-Busch InBev Worldwide, Inc.(a)(b)
7,575,000	7.750	01/15/19	9,194,247
4,925,000	8.200	01/15/39	6,479,222
Bacardi Ltd.(a)(b)
1,200,000	7.450	04/01/14	1,399,113

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Food & Beverage — (continued)
Bacardi Ltd.(a)(b) — (continued)
$450,000	8.200%	04/01/19	$569,763
Kraft Foods, Inc.
625,000	6.125	08/23/18	706,827
6,575,000	6.500	02/09/40	7,287,542

			25,636,714

Health Care - Medical Products(b) — 3.3%
Agilent Technologies, Inc.
6,226,000	5.500	09/14/15	6,701,118
Boston Scientific Corp.
3,825,000	4.500	01/15/15	3,754,147
2,475,000	6.000	01/15/20	2,456,169
Covidien International Finance SA
2,500,000	4.200	06/15/20	2,556,547
Life Technologies Corp.
6,000,000	4.400	03/01/15	6,221,463

			21,689,444

Health Care - Services(b) — 0.7%
CIGNA Corp.
4,250,000	6.350	03/15/18	4,800,089

Life Insurance — 3.7%
Lincoln National Corp.(b)
1,200,000	4.300	06/15/15	1,218,974
MetLife Capital Trust X(a)(b)(c)
1,500,000	9.250	04/08/38	1,620,000
Nationwide Life Global Funding I(a)
2,450,000	5.450	10/02/12	2,542,010
Prudential Financial, Inc.
3,375,000	3.875	01/14/15	3,400,068
2,550,000	6.100	06/15/17	2,743,463
Reinsurance Group of America, Inc.(b)(c)
1,950,000	6.750	12/15/65	1,607,253
Symetra Financial Corp.(a)(b)
1,600,000	6.125	04/01/16	1,609,865
725,000	8.300 (c)	10/15/37	620,227
The Northwestern Mutual Life Insurance Co.(a)(b)
8,325,000	6.063	03/30/40	8,924,725

			24,286,585

Media - Cable — 3.3%
Comcast Cable Communications Holdings, Inc.
2,200,000	8.375	03/15/13	2,546,119
1,025,000	9.455	11/15/22	1,407,369
Comcast Corp.(b)
7,150,000	5.300	01/15/14	7,825,123
Cox Communications, Inc.(a)(b)
2,000,000	6.250	06/01/18	2,257,993
2,025,000	8.375	03/01/39	2,656,955
DIRECTV Holdings LLC(b)
4,825,000	7.625	05/15/16	5,235,125

			21,928,684

Media - Non Cable(b) — 0.6%
WPP Finance UK
3,450,000	8.000	09/15/14	3,986,897

Metals & Mining(b) — 1.6%
Anglo American Capital PLC(a)
3,428,000	9.375	04/08/14	4,097,948
ArcelorMittal
1,500,000	5.375	06/01/13	1,582,066

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Metals & Mining(b) — (continued)
Freeport-McMoRan Copper & Gold, Inc.
$4,725,000	8.375%		04/01/17	$5,197,500

				10,877,514

Noncaptive-Financial — 0.6%
General Electric Capital Corp.
3,650,000	6.875		01/10/39	4,039,529

Paper(b) — 0.2%
International Paper Co.
1,450,000	7.500		08/15/21	1,688,305

Pharmaceuticals(b) — 1.4%
Watson Pharmaceuticals, Inc.
8,425,000	5.000		08/15/14	9,033,858

Pipelines — 7.4%
CenterPoint Energy Resources Corp. Series B(b)
2,500,000	7.875		04/01/13	2,866,474
DCP Midstream LLC(a)(b)
5,060,000	9.750		03/15/19	6,507,803
Energy Transfer Partners LP(b)
275,000	5.650		08/01/12	289,499
7,852,000	5.950		02/01/15	8,396,905
Enterprise Products Operating LLC(b)
2,350,000	5.600		10/15/14	2,562,595
1,575,000	6.650		04/15/18	1,772,283
3,973,000	7.550		04/15/38	4,640,742
Northwest Pipeline GP(b)
2,025,000	6.050		06/15/18	2,203,529
ONEOK Partners LP(b)
1,025,000	6.150		10/01/16	1,146,008
Southern Natural Gas Co.(a)(b)
700,000	5.900		04/01/17	741,495
Tennessee Gas Pipeline Co.(b)
1,460,000	7.000		10/15/28	1,526,907
2,125,000	8.375		06/15/32	2,486,103
The Williams Cos., Inc.
825,000	6.375	(a)	10/01/10	834,958
691,000	7.875	(b)	09/01/21	797,847
408,000	8.750	(b)	03/15/32	476,098
TransCanada PipeLines Ltd.(b)(c)
3,425,000	6.350		05/15/67	3,048,250
Valmont Industries, Inc.(b)
4,500,000	6.625		04/20/20	4,586,501
Williams Partners LP(a)(b)
1,800,000	3.800		02/15/15	1,822,269
1,900,000	5.250		03/15/20	1,957,076

				48,663,342

Property/Casualty Insurance — 2.9%
Ace Capital Trust II(b)
250,000	9.700		04/01/30	297,054
ACE INA Holdings, Inc.(b)
1,500,000	6.700		05/15/36	1,732,489
Arch Capital Group Ltd.(b)
1,245,000	7.350		05/01/34	1,293,191
Aspen Insurance Holdings Ltd.(b)
1,025,000	6.000		08/15/14	1,081,924
Axis Specialty Finance LLC(b)
2,600,000	5.875		06/01/20	2,500,104
CNA Financial Corp.(b)
1,025,000	5.850		12/15/14	1,082,158

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — (continued)
Endurance Specialty Holdings Ltd.(b)
$1,350,000	7.000%		07/15/34	$1,273,520
Marsh & McLennan Cos., Inc.(b)
1,000,000	5.150		09/15/10	1,007,199
QBE Insurance Group Ltd.(a)
647,000	9.750		03/14/14	782,123
855,000	5.647	(b)(c)	07/01/23	792,882
The Travelers Cos., Inc.(b)(c)
1,300,000	6.250		03/15/37	1,209,000
Transatlantic Holdings, Inc.(b)
3,725,000	8.000		11/30/39	3,761,690
ZFS Finance USA Trust I(a)(b)(c)
1,375,000	6.150		12/15/65	1,278,750
ZFS Finance USA Trust II(a)(b)(c)
1,275,000	6.450		12/15/65	1,141,125

				19,233,209

Real Estate Investment Trusts(b) — 5.1%
Arden Realty LP(e)
1,160,000	5.200		09/01/11	1,196,669
Developers Diversified Realty Corp.
2,750,000	7.500		04/01/17	2,667,500
Duke Realty LP
2,825,000	6.750		03/15/20	3,031,123
HCP, Inc.
4,750,000	6.300		09/15/16	4,897,874
Pan Pacific Retail Properties, Inc.
1,350,000	5.950		06/01/14	1,462,713
Post Apartment Homes LP
3,000,000	6.300		06/01/13	3,129,448
ProLogis(d)
8,000,000	2.250		04/01/37	7,507,168
Simon Property Group LP
2,375,000	10.350		04/01/19	3,155,679
3,500,000	5.650		02/01/20	3,697,717
WEA Finance LLC(a)
1,300,000	7.125		04/15/18	1,466,828
Westfield Capital Corp.(a)
1,500,000	4.375		11/15/10	1,516,282

				33,729,001

Retailers(b) — 0.3%
Nordstrom, Inc.
1,675,000	6.750		06/01/14	1,932,531

Technology - Hardware(b) — 0.2%
Fiserv, Inc.
1,175,000	6.125		11/20/12	1,289,529

Tobacco — 1.4%
Altria Group, Inc.
3,125,000	9.700		11/10/18	3,952,934
BAT International Finance PLC(a)(b)
4,032,000	9.500		11/15/18	5,283,650

				9,236,584

Wireless Telecommunications — 2.7%
AT&T, Inc.(b)
2,300,000	6.400		05/15/38	2,519,103
Qtel International Finance Ltd.
2,200,000	7.875		06/10/19	2,541,000
Telecom Italia Capital SA(b)
6,990,000	5.250		10/01/15	7,022,697

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wireless Telecommunications — (continued)
Verizon Wireless Capital LLC(b)
$4,600,000	8.500%	11/15/18	$5,888,645

			17,971,445

Wirelines Telecommunications(b) — 1.8%
Qwest Corp.
3,975,000	8.375	05/01/16	4,342,688
Telecom Italia Capital SA
1,500,000	6.200	07/18/11	1,548,960
5,700,000	4.950	09/30/14	5,722,227

			11,613,875

TOTAL CORPORATE OBLIGATIONS			$464,182,197

Mortgage-Backed Obligations — 1.2%
Collateralized Mortgage Obligations — 1.2%
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$1,200,000	5.750%	04/25/47	$664,564
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
2,166,709	5.750	07/25/37	1,461,991
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,685,004	6.000	08/25/37	1,212,936
Residential Asset Securitization Trust Series 2007-06, Class 1A3
1,122,721	6.000	04/25/37	757,831
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1
1,998,538	5.959	11/25/35	1,584,979
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,470,155	0.607	11/25/45	1,117,495
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,489,287	6.000	06/25/37	1,087,229

TOTAL MORTGAGE-BACKED OBLIGATIONS			$7,887,025

Foreign Debt Obligations — 2.4%
Sovereign — 2.0%
Federal Republic of Brazil
$820,000	8.250%	01/20/34	$1,082,400
4,000,000	7.125	01/20/37	4,752,000
Ontario Province of Canada
1,400,000	4.100	06/16/14	1,510,265
Republic of Peru
1,000,000	6.550	03/14/37	1,105,000
State of Qatar
600,000	5.150	04/09/14	644,400
United Mexican States
3,800,000	6.050	01/11/40	4,009,000

			13,103,065

Supranational — 0.4%
North American Development Bank
2,400,000	4.375	02/11/20	2,509,475

TOTAL FOREIGN DEBT OBLIGATIONS			$15,612,540

U.S. Treasury Obligations — 12.6%
United States Treasury Bonds
$100,000	4.625%	02/15/40	$112,433
800,000	4.375	05/15/40	865,248

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$18,100,000	0.750	%(e)	05/31/12	$18,152,127
26,300,000	0.625		06/30/12	26,301,049
21,900,000	1.125		06/15/13	21,987,163
6,700,000	2.625		04/30/16	6,885,455
1,800,000	3.125		05/15/19	1,837,458
6,600,000	3.625		08/15/19	6,978,246

TOTAL U.S. TREASURY OBLIGATIONS				$83,119,179

Municipal Debt Obligations — 3.8%
California — 2.6%
California State GO Bonds Build America Taxable Series 2009
$1,375,000	7.500%		04/01/34	$1,468,775
10,120,000	7.550		04/01/39	10,869,386
455,000	7.300		10/01/39	473,696
California State GO Bonds Build America Taxable Series 2010
1,845,000	7.625		03/01/40	1,993,467
California State University RB Build America Bonds Series 2010
2,825,000	6.484		11/01/41	2,990,460

				17,795,784

Illinois — 1.1%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
1,775,000	5.720		12/01/38	1,927,739
Illinois State GO Bonds Build America Series 2010
5,675,000	6.630		02/01/35	5,346,134

				7,273,873

New Jersey — 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414		01/01/40	426,685

TOTAL MUNICIPAL DEBT OBLIGATIONS				$25,496,342

Shares	Rate	Value
Preferred Stock(b)(c) — 0.2%
JPMorgan Chase & Co.
1,225,000	7.900%	$1,262,644

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$597,559,927

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(f) — 7.4%
Repurchase Agreement — 7.4%
Joint Repurchase Agreement Account II
$49,200,000	0.053%	07/01/10	$49,200,000
Maturity Value: $49,200,072

TOTAL INVESTMENTS — 97.8%			$646,759,927

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			14,226,748

NET ASSETS — 100.0%			$660,986,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $100,095,926, which represents approximately 15.1% of net assets as of June 30, 2010.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Currency Abbreviations:
EUR	—	Euro

Investment Abbreviations:
GO	—	General Obligation
RB	—	Revenue Bond

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Credit Suisse International (London)	EUR	Sale	07/15/10	$2,743,735	$(56,829)

FUTURES CONTRACTS — At June 30, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(1)	December 2010	$(248,075)	$(853)
2 Year U.S. Treasury Notes	(33)	September 2010	(7,221,328)	(575)
5 Year U.S. Treasury Notes	286	September 2010	33,848,547	374,683
30 Year U.S. Treasury Bonds	396	September 2010	50,490,000	1,495,105

TOTAL				$1,868,360

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	received		June 30, 2010		Payments
	Referenced	Amount	(paid) by	Termination	(basis	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	points)(a)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	CDX North America
	Investment Grade Index	$51,000	(1.000)%	06/20/15	120	$462,718	$(311,541)	$774,259
Protection Sold:
Credit Suisse International	Prudential Financial, Inc.
(London)	4.50% 07/15/13	2,350	1.000	06/20/15	271	(176,729)	(118,723)	(58,006)
Deutsche Bank Securities, Inc.	MetLife Inc. 5.00% 06/15/15	1,825	1.000	03/20/15	332	(174,290)	(91,985)	(82,305)

TOTAL						$111,699	$(522,249)	$633,948

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$627,228,396

Gross unrealized gain	25,257,208
Gross unrealized loss	(5,725,677)

Net unrealized security gain	$19,531,531

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — 64.3%
Argentina(a) — 0.6%
Republic of Argentina (NR/NR)
EUR	30,100,000	2.840%	12/15/35	$2,686,968
ARS	279,000,000	3.720	12/15/35	5,192,603

				7,879,571

Brazil — 9.2%
Brazil Letras do Tesouro Nacional (NR/NR)(b)
BRL	44,620,000	0.000	01/01/11	23,386,548
Brazil Notas do Tesouro Nacional (NR/Baa3)
	22,584,880	6.000	05/15/15	12,172,163
	98,611,000	10.000	01/01/17	49,550,843
Brazil Notas do Tesouro Nacional (NR/NR)
	68,076,000	10.000	01/01/21	32,870,546

				117,980,100

Colombia — 3.9%
Republic of Colombia (BB+/Ba1)
COP	8,071,000,000	12.000	10/22/15	5,469,662
	39,260,000,000	7.750	04/14/21	22,286,222
	32,258,000,000	9.850	06/28/27	22,002,141

				49,758,025

Hungary — 4.5%
Hungary Government Bond (BBB-/Baa1)
HUF	4,964,000,000	7.250	06/12/12	21,450,903
	6,669,000,000	8.000	02/12/15	29,109,965
	1,700,000,000	6.500	06/24/19	6,683,985

				57,244,853

Indonesia — 5.8%
Republic of Indonesia (NR/Ba2)
IDR	634,300,000,000	10.500	08/15/30	74,345,698

Malaysia — 2.4%
Malaysia Government Bond (NR/A3)
MYR	98,700,000	3.741	02/27/15	30,648,065

Mexico — 4.8%
Mexican Bonos (A/Baa1)
MXN	398,141,000	10.000	12/05/24	38,552,386
	158,255,000	10.000	11/20/36	15,533,097
	89,201,907	4.000	11/15/40	7,342,968

				61,428,451

Peru — 1.4%
Peru Government Bond (BBB+/Baa3)
PEN	15,743,000	9.910	05/05/15	6,677,785
	29,241,000	8.200	08/12/26	11,897,480

				18,575,265

Poland — 4.7%
Poland Government Bond (A/A2)
PLN	33,475,000	5.250	04/25/13	9,938,292
	18,675,680	3.000	08/24/16	5,315,303

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Poland — (continued)
Poland Government Bond (A/NR)
PLN	155,000,000	5.500%		10/25/19	$44,603,593

					59,857,188

South Africa — 10.8%
Republic of South Africa (A+/A3)
ZAR	866,760,000	13.500		09/15/15	138,685,778

Thailand — 4.8%
Thailand Government Bond (NR/Baa1)
THB	1,770,300,000	3.625		05/22/15	56,400,862
	180,000,000	4.125		11/18/16	5,903,511

					62,304,373

Turkey — 11.4%
Turkey Government Bond (BB+/Ba2)
TRY	55,475,000	16.000		03/07/12	38,995,595
Turkey Government Bond (NR/NR)
	84,000,000	11.000		08/06/14	55,943,411
	61,700,000	0.000	(b)	01/25/12	34,117,663
	26,750,000	10.000		04/10/13	17,281,782

					146,338,451

TOTAL SOVEREIGN DEBT OBLIGATIONS					$825,045,818

Foreign Debt Obligation — 0.1%
Supranational — 0.1%
International Bank Reconstruction & Development (AAA/Aaa)
UYU	32,168,703	3.400%		04/15/17	$1,512,758

Structured Notes — 5.9%
Republic of Indonesia (BB+/Ba2)
IDR	35,000,000,000	10.750	%(c)	05/15/16	$4,343,630
	46,000,000,000	10.000	(c)	07/15/17	5,597,842
	140,000,000,000	10.000	(d)	07/17/17	17,057,915
	80,000,000,000	11.000	(e)	11/17/20	10,365,141
Republic of Indonesia (A+/NR)(e)
	309,000,000,000	10.000		07/17/17	37,461,776

TOTAL STRUCTURED NOTES					$74,826,304

Corporate Obligations — 2.7%
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau (AAA/Aaa)
NGN	255,000,000	8.500%		01/18/11	$1,705,334

Philippines — 0.1%
JPMorgan Chase & Co. (A+/Aa3)
PHP	52,000,000	6.000		10/10/12	1,137,370

Russia — 1.9%
Red Arrow International Leasing PLC (BBB/Baa2)
RUB	60,901,104	8.375		06/30/12	2,006,049
RSHB Capital SA for OJSC Russian Agricultural Bank (NR/Baa1)
	710,600,000	7.500		03/25/13	22,732,676

					24,738,725

Venezuela — 0.5%
Petroleos de Venezuela SA (NR/NR)
	$9,410,000	5.000		10/28/15	4,940,250

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Venezuela — (continued)
Petroleos de Venezuela SA (B+/NR)
$2,710,000	5.250%	04/12/17	$1,436,300

			6,376,550

TOTAL CORPORATE OBLIGATIONS			$33,957,979

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$935,342,859

Short-term Investment(f) — 24.7%
Repurchase Agreement — 24.7%
Joint Repurchase Agreement Account II
$317,200,000	0.053%	07/01/10	$317,200,000
Maturity Value: $317,200,467

TOTAL INVESTMENTS — 97.7%			$1,252,542,859

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			30,061,360

NET ASSETS — 100.0%			$1,282,604,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b) Issued with a zero coupon. Income is recognized through the accretion of discount.

(c) The underlying security is issued by HSBC Corp.

(d) The underlying security is issued by Barclays Bank PLC.

(e) The underlying security is issued by JPMorgan Chase.

(f) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”) and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Barclays Bank PLC	HUF	Purchase	09/15/10	$1,389,857	$22,777
	IDR	Purchase	07/12/10	28,120,748	535,691
	PHP	Sale	07/12/10	17,875,385	87,615
	RUB	Sale	07/12/10	25,292,376	794,624
Citibank NA	COP	Purchase	07/12/10	6,394,417	148,610
	IDR	Purchase	07/12/10	9,819,769	134,769
	RUB	Sale	07/12/10	8,324,988	350,345
Deutsche Bank AG (London)	COP	Purchase	07/12/10	5,871,456	243,483
	HUF	Purchase	09/15/10	3,425,343	76,714
	IDR	Purchase	07/12/10	11,841,798	121,798
		Sale	07/12/10	9,994,496	5,504
	KRW	Sale	07/12/10	21,625,956	731,741
	MYR	Purchase	07/12/10	6,124,964	164,964
	RUB	Purchase	07/12/10	10,893,039	165,039
		Sale	07/12/10	11,777,241	34,567
HSBC Bank PLC	BRL	Purchase	07/12/10	12,375,838	142,838
		Sale	07/12/10	15,119,846	413,038
	IDR	Purchase	07/12/10	16,527,187	100,187
	INR	Purchase	07/12/10	28,770,107	252,107
		Sale	07/12/10	2,421,482	111,518
	MXN	Purchase	09/15/10	6,741,655	9,655
	MYR	Purchase	07/12/10	6,057,530	163,324
	RUB	Purchase	07/12/10	5,966,460	6,460
	TRY	Purchase	09/15/10	12,295,170	62,170
JPMorgan Securities, Inc.	MYR	Purchase	07/12/10	36,063,588	975,518
	PLN	Purchase	09/15/10	19,904,491	199,530
Morgan Stanley & Co.	PHP	Sale	07/12/10	5,775,420	224,580
Royal Bank of Canada	BRL	Purchase	07/12/10	22,863,672	502,672
		Sale	07/12/10	8,433,869	40,131
	EUR	Sale	09/15/10	19,067,362	69,567
	HUF	Purchase	09/15/10	5,511,363	140,172
	IDR	Purchase	07/12/10	10,040,072	40,072
	INR	Sale	07/12/10	23,549,220	227,780
	KRW	Sale	07/12/10	22,582,814	1,142,186
	MXN	Purchase	09/15/10	14,850,317	4,782
		Sale	09/15/10	12,371,599	313,401
	MYR	Purchase	07/12/10	15,344,607	444,607
Royal Bank of Scotland PLC	CNY	Purchase	09/17/10	49,314,822	381,822
	COP	Purchase	07/12/10	3,778,144	127,957

TOTAL					$9,714,315

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (Continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Bank of America NA	PLN	Purchase	09/15/10	$24,462,873	$(517,809)
Barclays Bank PLC	IDR	Sale	07/12/10	12,495,550	(550)
	INR	Sale	07/12/10	12,964,138	(31,138)
	KRW	Purchase	07/12/10	7,560,668	(653,332)
	MYR	Purchase	07/12/10	6,328,092	(101,908)
	PHP	Sale	07/12/10	11,821,897	(121,897)
	RUB	Purchase	07/12/10	7,619,154	(448,846)
	ZAR	Sale	09/15/10	26,796,543	(280,281)
Citibank NA	KRW	Purchase	07/12/10	27,916,261	(2,051,434)
	PHP	Purchase	07/12/10	4,122,805	(163,195)
Credit Suisse International (London)	BRL	Purchase	07/12/10	15,119,846	(96,023)
	HUF	Purchase	09/15/10	5,485,320	(123,982)
	RUB	Purchase	07/12/10	5,757,728	(240,272)
Deutsche Bank AG (London)	IDR	Sale	07/12/10	32,889,599	(728,599)
	INR	Purchase	07/12/10	46,013,045	(1,027,000)
	KRW	Purchase	07/12/10	5,649,129	(438,381)
	MYR	Purchase	07/12/10	15,790,613	(162,387)
		Sale	07/12/10	8,026,326	(223,673)
	PHP	Purchase	07/12/10	20,304,117	(91,129)
		Sale	07/12/10	11,851,704	(124,704)
	PLN	Purchase	09/15/10	13,606,696	(172,463)
	RUB	Purchase	07/12/10	41,436,701	(2,030,322)
HSBC Bank PLC	BRL	Purchase	07/12/10	19,407,713	(1,287)
		Sale	07/12/10	12,350,832	(636,832)
	HUF	Purchase	09/15/10	1,529,688	(33,352)
	IDR	Sale	07/12/10	42,900,778	(650,778)
	ILS	Purchase	09/15/10	6,279,839	(31,161)
	INR	Sale	07/12/10	12,962,748	(29,748)
	MXN	Purchase	09/15/10	14,008,066	(51,651)
	PHP	Purchase	07/12/10	17,170,067	(472,933)
	TRY	Purchase	09/15/10	5,663,113	(38,887)
		Sale	09/15/10	39,738,865	(565,880)
Morgan Stanley & Co.	RUB	Purchase	07/12/10	6,404,832	(452,168)
	TRY	Purchase	09/15/10	5,075,952	(10,648)
Royal Bank of Canada	BRL	Purchase	07/12/10	4,588,427	(1,573)
		Sale	07/12/10	34,139,085	(1,269,085)
	COP	Sale	07/12/10	7,334,163	(317,118)
	EUR	Purchase	09/15/10	12,478,320	(155,094)
	IDR	Sale	07/12/10	10,063,096	(62,096)
	INR	Sale	07/12/10	11,800,121	(86,121)
	MXN	Purchase	09/15/10	38,247,363	(461,300)
	MYR	Purchase	07/12/10	20,242,910	(268,090)
	PHP	Purchase	07/12/10	12,837,174	(54,826)
	TRY	Sale	09/15/10	6,158,742	(97,742)
UBS AG (London)	MXN	Purchase	09/15/10	15,966,376	(198,115)
	PHP	Purchase	07/12/10	4,079,272	(156,728)
Westpac Banking Corp.	KRW	Purchase	07/12/10	3,082,711	(306,289)

TOTAL					$(16,238,827)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (Continued)

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments
	Amount			Termination	received by	made by	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Gain (Loss)*

Bank of America NA	ZAR	300,000		04/09/12	7.020%	3 month JIBAR	$237,255
Citibank NA	PLN	125,000		06/28/12	4.600	6 month WIBOR	77,456
Deutsche Bank Securities, Inc.					Brazilian Interbank Deposit
	BRL	147,000		01/02/12	Average	11.910%	72,467
	ZAR	375,000		02/01/12	7.363	3 month JIBAR	589,211
	HUF	6,920,000		02/15/12	6.390	6 month BUBOR	270,087
	PLN	92,758		03/11/12	4.890	6 month WIBOR	253,971
						6 month Chilean Interbank
	CLP	20,000,000		03/19/12	2.650	Camara Rate Average	(337,918)
	PLN	150,000		03/22/12	4.750	6 month WIBOR	279,843
		78,400		06/14/12	4.430	6 month WIBOR	(21,111)
		267,000		06/14/12	4.410	6 month WIBOR	(102,089)
		213,850		06/29/12	4.580	6 month WIBOR	120,297
						6 month Chilean Interbank
	CLP	1,800,000		11/18/14	5.040	Camara Rate Average	36,501
						6 month Chilean Interbank
		3,900,000		02/02/15	5.160	Camara Rate Average	197,095
						Mexico Interbank TIIE 28
	MXN	793,000		06/19/15	6.590	Days	132,251
	ILS	58,439	(a)	07/02/20	4.640	3 month TELBOR	—
JPMorgan Securities, Inc.
	HUF	3,910,000		02/06/12	6.350	6 month BUBOR	143,286
	ZAR	300,000		02/18/12	7.390	3 month JIBAR	477,594
						6 month Chilean Interbank
	CLP	2,145,000		12/15/14	5.260	Camara Rate Average	62,217
						6 month Chilean Interbank
		15,750,000		04/20/15	4.950	Camara Rate Average	153,416

TOTAL							$2,641,829

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain/loss of the swap contract(s) is equal to their market value.

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2010.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (Continued)

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount		Reference	Termination	Financing	Unrealized*
Counterparty	(000s)		Security	Date	Fee#	Gain (Loss)

Deutsche Bank Securities, Inc.	COP	501,000	Titulos de Tesoreria 11.000%, 07/24/20	07/01/10	Colombia Minimum Repo Rate +0.750%	5,131
		3,858,500	Titulos de Tesoreria 11.000%, 07/24/20	07/08/10	Colombia Minimum Repo Rate +0.750%	33,065
		30,000,000	Titulos de Tesoreria 11.000%, 07/24/20	07/23/10	Colombia Minimum Repo Rate +0.750%	290,194
	IDR	89,000,000	Republic of Indonesia, 10.750% 05/23/16	05/23/16	6 month LIBOR +0.200%	529,449

TOTAL						$857,839

* There are no upfront payments on the swaps contract(s), therefore, the unrealized gain/loss of the swap contract(s) is equal to their market value.

# The Fund receives semi-annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars) .

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,277,828,371

Gross unrealized gain	16,806,735
Gross unrealized loss	(42,092,247)

Net unrealized security loss	$(25,285,512)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 79.8%
Collateralized Mortgage Obligations — 6.6%
Adjustable Rate Non-Agency(a) — 1.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$309,861	3.092%	04/25/35	$252,464
American Home Mortgage Investment Trust Series 2004-3, Class 1A
11,996	0.717	10/25/34	11,007
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
343,739	2.613	04/25/34	311,816
Bear Stearns Alt-A Trust Series 2004-3, Class A1
105,942	0.987	04/25/34	81,160
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,347,268	2.638	07/25/35	901,787
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,064,716	2.066	06/25/35	541,578
Countrywide Alternative Loan Trust Series 2005-38, Class A1
294,281	1.921	09/25/35	170,716
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
378,482	3.416	02/19/34	318,294
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
404,468	3.479	11/20/34	313,371
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
739,773	0.618	10/20/45	413,367
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
434,726	0.588	01/19/36	247,490
Impac CMB Trust Series 2004-08, Class 1A
113,512	1.067	10/25/34	51,539
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,316,998	2.966	07/25/35	1,159,556
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,418,843	1.161	01/25/47	495,111
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,332,693	2.797	10/25/34	1,067,712
Mortgage IT Trust Series 2005-5, Class A1
997,039	0.607	12/25/35	688,170
Sequoia Mortgage Trust Series 2004-09, Class A2
433,640	1.115	10/20/34	332,173
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
569,565	2.469	05/25/34	531,780
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
247,290	2.548	09/25/34	214,121
Structured Adjustable Rate Mortgage Loan Trust Series 2004-19, Class 2A2
145,737	2.693	01/25/35	77,111

			8,180,323

Interest Only(b) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
3,580	5.500	04/25/33	29
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
57,501	5.500	06/25/33	2,841
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
61,559	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
141,186	5.250	07/25/33	8,759

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
FHLMC REMIC Series 2575, Class IB
$21,962	5.500%	08/15/30	$209
FHLMC STRIPS Series 256, Class 56
8,864,835	4.500	05/15/23	900,415
FNMA REMIC Series 2004-47, Class EI(a)(c)
829,661	0.000	06/25/34	10,194
FNMA REMIC Series 2004-62, Class DI(a)(c)
364,260	0.000	07/25/33	3,128
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
28,457	0.120	08/25/33	40
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
9,693	0.320	07/25/33	35

			925,650

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
17,175	25.351	10/16/31	25,323
GNMA Series 2001-51, Class SB
16,867	25.351	10/16/31	25,188
GNMA Series 2001-59, Class SA
25,928	25.189	11/16/24	37,598

			88,109

Planned Amortization Class — 1.2%
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,370,423

Regular Floater(a) — 0.9%
FHLMC REMIC Series 3013, Class XH(c)
16,054	0.000	08/15/35	15,962
FHLMC REMIC Series 3038, Class XA(c)
31,224	0.000	09/15/35	30,746
FHLMC REMIC Series 3313, Class AU(c)
18,481	0.000	04/15/37	18,183
FHLMC REMIC Series 3325, Class XA(c)
315,553	0.000	06/15/37	309,680
FHLMC REMIC Series 3342, Class FT
3,630,961	0.800	07/15/37	3,616,925

			3,991,496

Sequential Fixed Rate — 2.3%
FHLMC REMIC Series 2042, Class N
454,047	6.500	03/15/28	502,539
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,097,169
FHLMC REMIC Series 2770, Class TW
7,300,000	4.500	03/15/19	7,907,492
FNMA REMIC Series 2000-16, Class ZG
640,705	8.500	06/25/30	735,899

			10,243,099

Sequential Floating Rate(a)(d) — 0.2%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
917,582	0.896	02/25/48	920,961

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$29,720,061

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — 10.3%
Interest Only(a)(b)(d) — 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$3,708,995	1.374%	03/13/40	$34,239
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
3,161,115	1.105	01/15/38	18,701
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
3,763,424	1.666	02/11/36	37,335

			90,275

Sequential Fixed Rate — 2.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2
6,000,000	6.460	10/15/36	6,309,691
Credit Suisse Mortgage Capital Certificates Trust Series 2006-C4, Class A3
825,000	5.467	09/15/39	818,834
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,640,000	5.156	02/15/31	3,807,104

			10,935,629

Sequential Floating Rate(a) — 7.9%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.350	09/10/47	5,341,311
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4
2,000,000	5.928	05/10/45	2,135,353
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.514	11/10/45	5,315,866
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
3,500,000	5.335	08/12/37	3,707,271
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP1, Class A4
2,000,000	5.038	03/15/46	2,110,735
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	2,119,402
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A4
3,000,000	5.594	02/12/39	3,189,733
Morgan Stanley Capital I Series 2006-HQ9, Class A4
2,769,000	5.731	07/12/44	2,923,549
Morgan Stanley Capital I Series 2006-IQ11, Class A4
5,000,000	5.940	10/15/42	5,356,886
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
3,000,000	5.924	05/15/43	3,164,592

			35,364,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$46,390,602

Federal Agencies – 62.9%
Adjustable Rate FHLMC(a) — 0.1%
287,457	2.709	04/01/33	300,275

Adjustable Rate FNMA(a) — 1.3%
10,271	3.036	07/01/22	10,536
25,191	3.109	07/01/27	25,961
60,172	3.109	11/01/27	62,012
8,399	3.109	01/01/31	8,679
9,723	3.109	06/01/32	10,047
36,187	3.036	08/01/32	37,345
1,375,793	1.975	05/01/33	1,414,629

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$79,940	3.036%	05/01/33	$82,574
429,169	2.835	06/01/33	449,590
243,187	3.381	12/01/33	253,487
546,383	3.010	08/01/34	576,682
2,559,811	2.706	02/01/35	2,673,075
21,464	3.109	11/01/35	22,122
133,153	3.109	12/01/37	137,260
53,705	3.109	01/01/38	55,368
49,046	3.109	11/01/40	50,674

			5,870,041

Adjustable Rate GNMA(a) — 0.7%
62,416	4.375	06/20/23	64,676
29,212	3.625	07/20/23	30,008
30,756	3.625	08/20/23	31,596
80,312	3.625	09/20/23	82,573
22,934	3.375	03/20/24	23,674
199,652	4.375	04/20/24	207,048
24,049	4.375	05/20/24	24,918
206,104	4.375	06/20/24	213,893
115,448	3.625	07/20/24	119,158
157,571	3.625	08/20/24	162,370
50,411	3.625	09/20/24	51,847
59,417	3.125	11/20/24	61,359
51,848	3.125	12/20/24	53,938
40,509	3.375	01/20/25	42,089
20,107	3.375	02/20/25	20,895
67,759	4.375	05/20/25	70,660
52,676	3.625	07/20/25	54,576
25,192	3.375	02/20/26	26,067
1,474	3.625	07/20/26	1,519
73,070	3.375	01/20/27	75,837
25,902	3.375	02/20/27	26,818
200,559	4.375	04/20/27	208,241
22,619	4.375	05/20/27	23,487
21,748	4.375	06/20/27	22,561
7,603	3.125	11/20/27	7,832
32,618	3.125	12/20/27	33,603
63,310	3.375	01/20/28	65,517
21,675	3.250	02/20/28	22,410
23,995	3.375	03/20/28	24,834
123,424	3.625	07/20/29	127,267
50,966	3.625	08/20/29	52,554
16,005	3.625	09/20/29	16,505
62,598	3.125	10/20/29	64,417
78,091	3.125	11/20/29	80,365
18,367	3.125	12/20/29	18,902
26,085	3.250	01/20/30	26,968
13,253	3.250	02/20/30	13,703
52,673	3.250	03/20/30	54,458
77,919	4.375	04/20/30	81,027
193,487	4.375	05/20/30	201,703
15,637	4.375	06/20/30	16,261
162,114	3.625	07/20/30	168,611
28,128	3.625	09/20/30	29,258
53,583	2.875	10/20/30	54,983
252,058	2.750	12/20/34	259,249

			3,120,235

FHLMC — 17.7%
56,274	5.000	12/01/12	60,446
13,719	4.000	02/01/14	14,497
248,547	4.000	03/01/14	262,655
46,285	4.000	04/01/14	48,911

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$58,788	4.000%	05/01/14	$60,384
2,005	7.000	04/01/15	2,114
8,521	7.000	02/01/16	9,235
27,342	6.000	03/01/16	29,417
1,941	5.000	09/01/16	2,082
21,686	5.000	11/01/16	23,264
1,415	5.000	12/01/16	1,518
77,584	5.000	01/01/17	83,285
133,463	5.000	02/01/17	143,357
106,342	5.000	03/01/17	114,225
193,188	5.000	04/01/17	207,511
4,864	5.000	05/01/17	5,225
8,093	5.000	08/01/17	8,692
517,209	5.000	09/01/17	555,554
577,123	5.000	10/01/17	619,905
335,966	5.000	11/01/17	360,870
358,379	5.000	12/01/17	384,946
422,149	5.000	01/01/18	453,645
985,314	5.000	02/01/18	1,059,129
962,765	5.000	03/01/18	1,034,882
807,449	5.000	04/01/18	867,920
88,039	4.500	05/01/18	93,848
571,307	5.000	05/01/18	614,109
135,246	5.000	06/01/18	145,372
129,854	5.000	07/01/18	139,584
75,209	5.000	08/01/18	80,833
52,053	5.000	09/01/18	55,953
185,161	5.000	10/01/18	199,033
196,400	5.000	11/01/18	211,113
124,031	5.000	12/01/18	133,324
103,681	5.000	01/01/19	111,450
17,439	5.000	02/01/19	18,746
24,557	5.000	03/01/19	26,397
428,145	4.000	04/01/19	452,447
522,047	5.500	04/01/20	566,847
2,129,829	4.500	08/01/23	2,263,581
159,762	7.000	04/01/31	178,860
1,958,295	7.000	09/01/31	2,184,472
682,163	7.000	04/01/32	766,394
1,864,928	7.000	05/01/32	2,095,203
769,811	6.000	05/01/33	845,469
47,442	5.500	12/01/33	51,080
814,905	5.000	12/01/35	864,659
789,277	5.500	01/01/36	848,690
1,972	5.500	02/01/36	2,121
29,177	5.000	02/01/37	30,958
14,947	6.000	04/01/37	16,423
4,527	6.000	07/01/37	4,973
198,148	6.000	09/01/37	217,715
75,288	6.000	07/01/38	82,946
209,874	6.000	12/01/38	231,222
104,311	6.000	01/01/39	114,924
2,467,580	5.000	03/01/39	2,619,780
3,757,555	4.500	05/01/39	3,912,995
155,137	5.000	05/01/39	165,094
26,868	5.000	06/01/39	28,592
1,157,247	5.000	07/01/39	1,228,909
531,709	5.000	08/01/39	564,955
10,250,955	4.500	09/01/39	10,668,133
6,705,197	5.000	09/01/39	7,125,978
6,385,889	4.500	10/01/39	6,642,059
12,717,519	5.000	10/01/39	13,529,572
2,050,637	5.000	11/01/39	2,180,766
585,297	5.000	12/01/39	622,861
107,624	4.500	02/01/40	112,042
272,727	5.000	02/01/40	289,549

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$492,007	5.000%	03/01/40	$522,353
1,071,227	4.500	04/01/40	1,115,206
1,813,144	4.500	05/01/40	1,887,582
697,316	4.500	06/01/40	725,944
2,000,000	4.500	TBA - 30yr(e)	2,071,250
2,000,000	5.000	TBA - 30yr(e)	2,115,000
1,000,000	6.000	TBA - 30yr(e)	1,085,234

			79,276,269

FNMA — 34.2%
30,703	4.000	06/01/13	31,377
41,720	4.000	07/01/13	42,791
59,100	4.000	08/01/13	60,428
117,585	4.000	09/01/13	120,285
2,767	5.500	09/01/13	3,011
249,314	4.000	10/01/13	255,160
6,138	5.500	02/01/14	6,641
200,284	4.000	04/01/14	205,525
1,393	5.500	04/01/14	1,507
2,964	5.500	04/01/16	3,208
4,041	5.500	08/01/16	4,373
48,966	5.500	11/01/16	52,987
77,772	5.000	12/01/16	81,491
39,723	5.500	12/01/16	42,930
55,800	5.500	01/01/17	60,382
13,837	5.000	02/01/17	14,507
113,207	5.000	04/01/17	118,750
36,322	5.000	05/01/17	39,196
4,120	5.500	05/01/17	4,464
155,135	5.000	06/01/17	162,815
20,334	5.500	07/01/17	22,030
2,950	5.500	09/01/17	3,196
300,377	5.000	11/01/17	322,398
1,324,619	5.000	12/01/17	1,421,728
1,510,767	5.000	01/01/18	1,621,523
38,305	5.500	01/01/18	41,499
805,943	5.000	02/01/18	865,972
30,121	5.500	02/01/18	32,633
3,375	6.000	02/01/18	3,691
1,909,242	5.000	03/01/18	2,051,450
2,719,948	5.000	04/01/18	2,922,541
51,824	5.500	04/01/18	56,231
327,614	5.000	05/01/18	352,017
10,401	5.500	05/01/18	11,286
40,012	6.000	05/01/18	43,758
2,218,323	5.000	06/01/18	2,381,983
116,795	5.000	07/01/18	125,495
2,510,479	4.000	08/01/18	2,658,034
53,657	5.000	09/01/18	57,654
50,037	5.000	10/01/18	53,764
332,389	5.000	11/01/18	357,147
231,703	6.000	11/01/18	253,396
266,107	7.000	11/01/18	291,759
377,326	4.000	12/01/18	399,504
2,300,876	4.500	12/01/18	2,455,820
413,646	6.000	12/01/18	452,372
335,376	6.000	01/01/19	366,774
8,561	5.500	02/01/19	9,279
34,945	5.500	04/01/19	37,874
108,320	6.000	04/01/19	115,926
189,358	4.000	05/01/19	200,264
9,229	5.500	05/01/19	10,014

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$23,392	6.000%	05/01/19	$25,655
53,774	5.500	07/01/19	58,279
131,522	5.500	08/01/19	142,542
62,538	5.500	09/01/19	67,778
762,935	6.000	09/01/19	831,982
902,495	4.000	10/01/19	954,473
136,164	5.500	10/01/19	147,573
48,107	5.500	11/01/19	52,139
33,943	5.500	12/01/19	36,787
230,848	5.500	02/01/20	250,480
1,136,438	4.500	03/01/20	1,212,968
945,364	6.000	12/01/20	1,030,921
60,105	5.500	01/01/21	65,141
429,352	6.000	04/01/21	468,117
358,332	6.000	07/01/21	390,684
314,945	6.000	08/01/21	343,381
304,393	6.000	09/01/21	331,876
86,915	7.000	09/01/21	96,981
102,956	6.000	10/01/21	112,252
151,087	6.000	11/01/21	164,728
177,460	6.000	01/01/22	193,483
266,725	7.000	06/01/22	298,130
120,969	7.000	07/01/22	135,212
55,948	6.000	03/01/23	60,962
79,402	4.500	04/01/23	83,893
17,489	5.000	07/01/23	18,663
314,449	6.000	08/01/23	342,475
20,052	6.000	11/01/23	21,839
2,077	7.000	01/01/29	2,337
946	5.500	04/01/29	1,020
3,419	7.000	09/01/29	3,835
4,419	7.000	02/01/30	4,946
55,593	7.000	08/01/31	61,622
3,069	7.000	03/01/32	3,425
2,646	7.000	04/01/32	2,953
9,310	7.000	05/01/32	10,390
17,849	7.000	06/01/32	19,918
2,937	7.000	07/01/32	3,278
142,440	6.000	01/01/33	156,484
5,092	6.000	02/01/33	5,601
711,796	5.500	04/01/33	766,571
108,782	6.000	06/01/33	119,473
36,947	6.000	07/01/33	40,578
181,944	5.000	08/01/33	193,051
9,884	5.000	09/01/33	10,487
18,753	5.500	09/01/33	20,194
87,980	6.000	09/01/33	96,627
18,237	6.000	10/01/33	20,024
11,090	5.000	11/01/33	11,767
11,214	5.000	01/01/34	11,899
140,785	5.500	02/01/34	151,575
30,185	5.500	03/01/34	32,498
35,819	5.500	04/01/34	38,542
640	5.500	06/01/34	688
150,743	5.500	07/01/34	162,201
29,471	5.500	08/01/34	31,730
87,616	5.500	10/01/34	94,221
3,267,129	6.000	10/01/34	3,582,634
63,581	6.000	11/01/34	69,552
890,552	5.500	12/01/34	957,692
1,467,230	6.000	12/01/34	1,605,011
14,832	5.000	03/01/35	15,700
22,644	5.000	04/01/35	23,970
981,115	6.000	04/01/35	1,082,667
25,098	5.500	06/01/35	26,884

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$191,392	5.000%	07/01/35	$202,598
52,576	5.500	07/01/35	56,576
80,451	5.000	08/01/35	85,163
41,108	5.500	08/01/35	44,244
142,374	5.000	09/01/35	150,712
31,528	5.500	09/01/35	33,959
48,555	5.000	10/01/35	51,398
493,405	6.000	10/01/35	540,741
50,030	5.000	11/01/35	52,958
14,449	5.500	12/01/35	15,538
13,396	6.000	12/01/35	14,642
704	5.500	02/01/36	757
33,589	5.500	04/01/36	36,137
17,802	6.000	04/01/36	19,457
26,651	5.000	07/01/36	28,212
1,773,609	6.000	09/01/36	1,941,825
741,316	6.000	12/01/36	811,393
582,957	6.000	01/01/37	636,382
28,093	5.500	02/01/37	30,215
88,962	5.500	04/01/37	95,786
7,437	5.500	05/01/37	8,000
19,272	6.000	05/01/37	20,932
344,289	5.000	06/01/37	364,879
2,661	5.500	06/01/37	2,862
40,334	5.500	07/01/37	43,388
98,287	6.000	07/01/37	106,749
11,535	5.500	08/01/37	12,410
152,816	6.000	08/01/37	165,877
588,893	6.000	09/01/37	638,303
62,481	6.000	10/01/37	67,723
485,433	6.500	10/01/37	535,246
363,805	6.000	11/01/37	394,329
1,498	5.500	12/01/37	1,612
64,720	6.000	12/01/37	70,150
129,766	6.000	01/01/38	140,681
2,813	5.500	02/01/38	3,026
1,932,468	5.000	03/01/38	2,056,191
36,206	5.500	03/01/38	38,953
13,727	6.000	03/01/38	14,882
152,997	5.500	04/01/38	164,741
38,231	5.500	05/01/38	41,132
8,975	5.500	06/01/38	9,658
10,214	5.500	07/01/38	10,991
11,923	5.500	08/01/38	12,829
7,630	5.500	09/01/38	8,210
65,345	6.000	10/01/38	70,930
3,942	5.500	12/01/38	4,241
7,197,655	5.000	01/01/39	7,644,779
1,757,902	6.500	01/01/39	1,942,709
192,885	5.000	02/01/39	205,012
52,276	5.500	02/01/39	56,315
56,568	5.000	03/01/39	60,066
160,199	5.000	04/01/39	170,104
305,806	4.500	05/01/39	318,121
640,124	5.000	05/01/39	680,235
870,795	4.500	06/01/39	906,327
178,967	5.000	06/01/39	190,227
477,519	4.500	07/01/39	497,358
586,428	5.000	07/01/39	623,416
719,029	4.500	08/01/39	748,496
2,773,745	5.000	08/01/39	2,947,910
97,002	4.500	09/01/39	101,060
1,452,757	5.000	09/01/39	1,542,590
2,957,688	4.500	10/01/39	3,077,326
766,252	5.000	10/01/39	814,350

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$489,429	4.500%	11/01/39	$509,905
4,657,860	5.000	11/01/39	4,950,756
134,539	4.500	12/01/39	140,168
2,857,261	5.000	12/01/39	3,033,942
808,453	4.500	01/01/40	841,308
7,071,370	5.000	01/01/40	7,513,304
225,856	4.500	02/01/40	235,305
1,767,478	5.000	02/01/40	1,876,772
391,179	4.500	03/01/40	407,544
513,925	5.000	03/01/40	545,704
627,599	4.500	04/01/40	653,855
5,493,482	5.000	05/01/40	5,839,933
2,000,000	5.000	06/01/40	2,123,672
1,500,000	5.000	07/01/40	1,596,504
5,000,000	4.000	TBA - 15yr(e)	5,193,750
8,000,000	4.000	TBA - 30yr(e)	8,101,875
4,000,000	4.500	TBA - 30yr(e)	4,145,312
5,000,000	5.000	TBA - 30yr(e)	5,289,844
3,000,000	5.500	TBA - 30yr(e)	3,220,314
24,000,000	6.000	TBA - 30yr(e)	26,028,744

			153,324,809

GNMA — 8.9%
16,317	6.000	03/15/26	17,959
23,542	6.000	04/15/26	25,911
1,044,064	5.500	01/15/39	1,128,926
2,148,505	6.000	01/15/39	2,367,669
3,043,237	5.000	04/15/39	3,260,187
946,418	4.500	05/15/39	988,969
2,072,214	5.000	05/15/39	2,219,939
2,010,874	4.500	06/15/39	2,101,285
1,571,078	5.000	06/15/39	1,683,079
955,532	4.500	07/15/39	998,494
97,318	4.500	10/15/39	101,694
2,148,056	5.000	10/15/39	2,301,189
22,000,000	4.500	TBA - 30yr(e)	22,916,093

			40,111,394

TOTAL FEDERAL AGENCIES			$282,003,023

TOTAL MORTGAGE-BACKED OBLIGATIONS			$358,113,686

Agency Debentures — 1.1%
FHLB
$1,700,000	5.625%	03/14/36	$1,955,352
Tennessee Valley Authority(f)
2,800,000	5.375	04/01/56	3,180,912

TOTAL AGENCY DEBENTURES			$5,136,264

Asset-Backed Securities — 2.9%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)(d)
$570,000	1.593%	10/25/37	$307,975
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)(d)
1,100,000	1.793	10/25/37	448,878
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
26,363	0.610	10/15/28	21,246

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
$126,069	0.610%	06/15/29	$88,992
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
64,283	0.570	12/15/29	33,448
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
588,130	0.640	02/15/34	278,328
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
59,793	0.640	12/15/33	30,522
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
223,896	0.630	02/15/34	99,420
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
367,707	0.590	04/15/35	150,305
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
452,910	7.000	09/25/37	249,824
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
534,941	7.000	09/25/37	281,218
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
210,417	0.827	03/25/34	134,024

			2,124,180

Student Loan(a) — 2.4%
Brazos Higher Education Authority, Inc. Series 2004-I, Class A-2
2,213,189	0.698	06/27/22	2,169,673
College Loan Corp. Trust Series 2004-1, Class A3
1,750,000	0.476	04/25/21	1,743,657
Education Funding Capital Trust I Series 2004-1, Class A2
857,126	0.697	12/15/22	850,559
Goal Capital Funding Trust Series 10-1, Class A(d)
2,200,000	1.238	08/25/48	2,196,170
Nelnet Education Loan Funding, Inc. Series 2004-2A, Class A3
1,020,772	0.597	11/25/15	1,018,780
SLM Student Loan Trust Series 2006-7, Class A4
1,250,000	0.386	04/25/22	1,232,497
South Carolina Student Loan Corp. Series 2005, Class A2
1,500,000	0.658	12/01/20	1,462,282

			10,673,618

TOTAL ASSET-BACKED SECURITIES			$12,797,798

U.S. Treasury Obligations — 6.5%
United States Treasury Bonds
$100,000	4.625%	02/15/40	$112,433
United States Treasury Notes
7,800,000	0.750	05/31/12	7,822,464
5,900,000	0.625	06/30/12	5,900,236
7,300,000	1.875	06/30/15	7,327,667
2,400,000	3.125	05/15/19	2,449,944
5,150,000	3.625	08/15/19	5,445,146

TOTAL U.S. TREASURY OBLIGATIONS			$29,057,890

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$405,105,638

Short-term Investment(g) — 26.8%
Repurchase Agreement — 26.8%
Joint Repurchase Agreement Account II
$120,200,000	0.053%	07/01/10	$120,200,000
Maturity Value: $120,200,177

TOTAL INVESTMENTS — 117.1%			$525,305,638

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.1)%			(76,717,751)

NET ASSETS — 100.0%			$448,587,887

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,964,259, which represents approximately 0.9% of net assets as of June 30, 2010.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $80,167,416 which represents approximately 17.9% of net assets as of June 30, 2010.

(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(g) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	3	September 2010	$745,088	$9,763
Eurodollars	(1)	December 2010	(248,075)	(853)
2 Year U.S. Treasury Notes	89	September 2010	19,475,703	64,273
5 Year U.S. Treasury Notes	(472)	September 2010	(55,861,938)	(511,583)
10 Year U.S. Treasury Notes	159	September 2010	19,484,953	408,036
30 Year U.S. Treasury Bonds	(164)	September 2010	(20,910,000)	(688,990)

TOTAL				$(719,354)

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$519,015,043

Gross unrealized gain	12,314,153
Gross unrealized loss	(6,023,558)

Net unrealized security gain	$6,290,595

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of June 30, 2010:

Emerging Markets Debt	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$275,914,274	$—
Corporate Obligations	—	83,977,597	—
Structured Notes	—	6,703,254	—
Short-term Investments	—	46,800,000	—
Derivatives	355,159	769,274	—

Total	$355,159	$414,164,399	$—

Liabilities
Derivatives	$—	$(1,645,903)	$—

High Yield	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$5,307,909,578	$—
Senior Term Loans	—	11,172,608	—
Common Stock and/or Other Equity Investments	73,183,933	7,202,459	122,081
Short-term Investments	—	131,900,000	—
Derivatives	—	6,248,016	—

Total	$73,183,933	$5,464,432,661	$122,081

Liabilities
Derivatives	$—	$(988,297)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2010:

Common Stock
and/or
Other Equity
Investments

Beginning Balance as of April 1, 2010	$1,239
Realized gain (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	120,842
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Ending Balance as of June 30, 2010	$122,081

Investment Grade Credit	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$464,182,197	$—
Mortgage-Backed Obligations	—	7,887,025	—
Foreign Debt Obligations	—	15,612,540	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	83,119,179	—	—
Municipal Debt Obligations	—	25,496,342	—
Common Stock and/or Other Equity Investments	—	1,262,644	—
Short-term Investments	—	49,200,000	—
Derivatives	1,869,788	462,718	—

Total	$84,988,967	$564,103,466	$—

Liabilities
Derivatives	$(1,428)	$(407,848)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Local Emerging Markets Debt	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$825,045,818	$—
Foreign Debt Obligations	—	—	1,512,758
Structured Notes	—	74,826,304	—
Corporate Obligations	—	33,957,979	—
Short-term Investments	—	317,200,000	—
Derivatives	—	13,675,101	—

Total	$—	$1,264,705,202	$1,512,758

Liabilities
Derivatives	$—	$(16,699,945)	$—

     The following is a reconciliation of Level 3 investments for the period ended June 30, 2010:

Fixed Income -
Foreign Debt
Obligations

Beginning Balance as of April 1, 2010	$1,598,582
Realized gain (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	(108,148)
Net purchases (sales)	22,324
Net transfers in and/or out of Level 3	—

Ending Balance as of June 30, 2010	$1,512,758

U.S. Mortgages	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$358,113,686	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	29,057,890	5,136,264	—
Asset-Backed Securities	—	12,797,798	—
Short-term Investments	—	120,200,000	—
Derivatives	482,072	—	—

Total	$29,539,962	$496,247,748	$—

Liabilities
Derivatives	$(1,201,426)	$—	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     A total return swap is an agreement that gives the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Funds may also be required to pay the dollar value of that decline to the counterparty.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.
Emerging Markets Debt

Risk	Assets	Liabilities

Interest rate	$635,390	$—

Credit	—	(483,880	)(a)

Currency	489,043	(1,162,023)

Total	$1,124,433	$(1,645,903)

High Yield

Risk	Assets	Liabilities

Currency	$6,248,016	$(988,297)

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investment Grade Credit

Risk	Assets	Liabilities

Interest rate	$1,869,788	$(1,428)

Credit	462,718	(351,019	)(a)

Currency	—	(56,829)

Total	$2,332,506	$(409,276)

Local Emerging Markets Debt

Risk	Assets	Liabilities

Interest rate	$3,960,786	$(461,118	)(a)

Currency	9,714,315	(16,238,827)

Total	$13,675,101	$(16,699,945)

U.S. Mortgages

Risk	Assets	Liabilities

Interest rate	$482,072	$(1,201,426)

(a) Aggregate of amounts include $483,880, $351,019, and $461,118 for Emerging Markets Debt, Investment Grade Credit and Local Emerging Markets Debt, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Mortgage-Backed and Asset-Backed Securities — Certain funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — Certain Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Emerging Markets Debt	$46,800,000

High Yield	131,900,000

Investment Grade Credit	49,200,000

Local Emerging Markets Debt	317,200,000

U.S. Mortgages	120,200,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$360,000,000	0.01%	07/01/10	$360,000,100

Banc of America Securities LLC	1,380,000,000	0.05	07/01/10	1,380,001,917

Banc of America Securities LLC	200,000,000	0.15	07/01/10	200,000,833

Barclays Capital, Inc.	1,100,000,000	0.01	07/01/10	1,100,000,306

Barclays Capital, Inc.	700,000,000	0.02	07/01/10	700,000,389

BNP Paribas Securities Co.	3,500,000,000	0.02	07/01/10	3,500,001,944

BNP Paribas Securities Co.	1,600,000,000	0.05	07/01/10	1,600,002,222

Citigroup Global Markets, Inc.	1,500,000,000	0.08	07/01/10	1,500,003,333

Credit Suisse Securities (USA) LLC	400,000,000	0.05	07/01/10	400,000,556

JPMorgan Securities	1,000,000,000	0.01	07/01/10	1,000,000,278

JPMorgan Securities	465,000,000	0.04	07/01/10	465,000,517

Merrill Lynch & Co., Inc.	850,000,000	0.05	07/01/10	850,001,181

Morgan Stanley & Co.	500,000,000	0.05	07/01/10	500,000,694

RBS Securities, Inc.	750,000,000	0.01	07/01/10	750,000,208

RBS Securities, Inc.	1,350,000,000	0.07	07/01/10	1,350,002,625

UBS Securities LLC	242,400,000	0.07	07/01/10	242,400,471

UBS Securities LLC	500,000,000	0.14	07/01/10	500,001,944

Wachovia Capital Markets	2,000,000,000	0.10	07/01/10	2,000,005,556

Wells Fargo Securities LLC	1,750,000,000	0.10	07/01/10	1,750,004,861

TOTAL				$20,147,429,935

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	1.750% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	09/17/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	07/12/10 to 06/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	03/15/31

Federal National Mortgage Association	0.000 to 10.500	07/12/10 to 02/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/11 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	01/15/30 to 05/15/30

Government National Mortgage Association	3.500 to 6.500	11/15/23 to 06/20/40

Tennessee Valley Authority	4.875 to 6.000	03/15/13 to 12/15/16

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 05/01/20

U.S. Treasury Bills	0.000	07/01/10 to 09/30/10

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	1.000 to 8.125	01/15/11 to 05/15/20

U.S. Treasury Bond Interest-Only Stripped Security	0.000	11/15/24

U.S. Treasury Notes Interest-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $20,564,013,100.
Senior Term Loans — The High Yield Fund may invest in Senior Term Loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Furthermore, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts, or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 30, 2010

* Print the name and title of each signing officer under his or her signature.